Lincoln Benefit Life
Variable Annuity
Account

Financial Statements as of December 31, 2022 and for
the years ended December 31, 2022 and 2021 and
Report of Independent Registered Public Accounting
Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lincoln Benefit Life Company and Contract
Owners of Lincoln Benefit Life Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Lincoln Benefit Life Variable Annuity Account (the Separate Account), as of December 31, 2022, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedure to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2020.
Chicago, IL
April 19, 2023

Appendix

Appendix

Subaccounts comprising Lincoln Benefit Life Variable Annuity Account

Subaccounts
Alger Capital Appreciation Class I-2
Alger Capital Appreciation Class S
Alger Growth & Income Class I-2
Alger Large Cap Growth Class I-2
Alger Large Cap Growth Class S
Alger Mid Cap Growth Class I-2
Alger Mid Cap Growth Class S
Alger Small Cap Growth Class I-2
Allspring VT Discovery Class 2
Allspring VT Opportunity Class 2
DWS Core Equity VIP Class A
DWS CROCI® International VIP Class A
DWS Equity 500 Index VIP Class B
DWS Global Income Builder VIP Class A
DWS Global Small Cap VIP Class A
DWS Small Cap Index VIP Class B
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes High Income Bond Fund II Primary Shares
Federated Hermes Managed Volatility Fund II Primary Shares
Fidelity VIP Asset Manager Initial Class
Fidelity VIP Asset Manager Service Class 2
Fidelity VIP Contrafund Initial Class
Fidelity VIP Contrafund Service Class 2
Fidelity VIP Equity-Income Initial Class
Fidelity VIP Equity-Income Service Class 2
Fidelity VIP Government Money Market Initial Class

Appendix (Cont.)

Subaccounts
Fidelity VIP Government Money Market Service Class 2
Fidelity VIP Growth Initial Class
Fidelity VIP Growth Service Class 2
Fidelity VIP Index 500 Initial Class
Fidelity VIP Index 500 Service Class 2
Fidelity VIP Investment Grade Bond Service Class 2
Fidelity VIP Overseas Initial Class
Fidelity VIP Overseas Service Class 2
Goldman Sachs VIT International Equity Insights Institutional Shares
Goldman Sachs VIT Mid Cap Value Institutional Shares
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
Invesco Oppenheimer V.I. International Growth Series II
Invesco V.I. American Franchise Series I
Invesco V.I. American Franchise Series II
Invesco V.I. American Value Series I
Invesco V.I. American Value Series II
Invesco V.I. Core Equity Series II
Invesco V.I. Discovery Mid Cap Growth Series II
Invesco V.I. Global Series II
Invesco V.I. Government Securities Series II
Invesco V.I. Growth and Income Series II
Invesco V.I. High Yield Series I
Invesco V.I. Main Street Mid Cap Series II
Invesco V.I. Main Street Small Cap Series II
Janus Henderson VIT Balanced Institutional Shares
Janus Henderson VIT Balanced Service Shares

Appendix (Cont.)

Subaccounts
Janus Henderson VIT Enterprise Institutional Shares
Janus Henderson VIT Flexible Bond Institutional Shares
Janus Henderson VIT Forty Institutional Shares
Janus Henderson VIT Forty Service Shares
Janus Henderson VIT Global Research Institutional Shares
Janus Henderson VIT Global Research Service Shares
Janus Henderson VIT Mid Cap Value Service Shares
Janus Henderson VIT Overseas Service Shares
Janus Henderson VIT Research Institutional Shares
JPMorgan IT Small Cap Core Class 1
Lazard Retirement Series Emerging Market Equity Service Shares
Lazard Retirement Series International Equity Service Shares
Legg Mason Partners Clearbridge Variable Large Cap Value Class I
Legg Mason Partners Western Asset Variable Global High Yield Bond Class II
MFS VIT Growth Initial Class
MFS VIT High Yield Service Class
MFS VIT Investors Trust Initial Class
MFS VIT Investors Trust Service Class
MFS VIT Massachusetts Investors Growth Stock Service Class
MFS VIT New Discovery Initial Class
MFS VIT New Discovery Service Class
MFS VIT Research Initial Class
MFS VIT Total Return Initial Class
MFS VIT Total Return Service Class
MFS VIT Utilities Service Class

Appendix (Cont.)

Subaccounts
MFS VIT Value Service Class
Morgan Stanley VIF Discovery Class I
Morgan Stanley VIF Growth Class I
Morgan Stanley VIF Growth Class II
Morgan Stanley VIF U.S. Real Estate Class II
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
PIMCO VIT Real Return Institutional Class
PIMCO VIT Total Return Institutional Class
Putnam VT High Yield Class IB
Putnam VT International Value Class IB
Rydex VT Guggenheim Long Short Equity
Rydex VT NASDAQ-100®
T. Rowe Price All-Cap Opportunities
T. Rowe Price Blue Chip Growth II
T. Rowe Price Equity Income
T. Rowe Price Equity Income II
T. Rowe Price International Stock
T. Rowe Price Mid-Cap Growth
VanEck VIP Emerging Markets Initial Class Shares
VanEck VIP Global Resources Initial Class Shares

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Large Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Class I-2	Class S	Class I-2	Class I-2*	Class S*
ASSETS
Investments, at fair value	$6,472,616	$1,848,180	$3,608,655	$5,877,811	$—
Total assets	$6,472,616	$1,848,180	$3,608,655	$5,877,811	$—
NET ASSETS
Accumulation units	$6,433,583	$1,848,180	$3,582,872	$5,817,148	$—
Contracts in payout (annuitization) period	39,033	—	25,783	60,663	—
Total net assets	$6,472,616	$1,848,180	$3,608,655	$5,877,811	$—
FUND SHARE INFORMATION
Number of shares	118,438	37,958	156,151	124,927	—
Cost of investments	$8,542,415	$2,668,747	$2,572,987	$7,637,530	$—
UNIT VALUE (1)
Lowest	$26.18	$36.74	$21.66	$8.43	$—
Highest	$70.54	$47.63	$43.76	$37.90	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Large Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Class I-2	Class S	Class I-2	Class I-2*	Class S*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$56,065	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(108,866)	(32,178)	(55,676)	(80,270)	(18,798)
Administrative expense	(8,712)	(2,230)	(4,246)	(6,201)	(1,342)
Net investment income (loss)	(117,578)	(34,408)	(3,857)	(86,471)	(20,140)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,146,157	144,718	639,300	507,143	2,868,485
Cost of investments sold	1,234,441	168,997	390,605	539,752	3,320,584
Realized gains (losses) on fund shares	(88,284)	(24,279)	248,695	(32,609)	(452,099)
Realized gain distributions	592,148	183,925	240,567	327,546	—
Net realized gains (losses)	503,864	159,646	489,262	294,937	(452,099)
Change in unrealized gains (losses)	(4,456,699)	(1,263,717)	(1,252,577)	(3,016,550)	(658,180)
Net realized and change in unrealized gains
(losses) on investments	(3,952,835)	(1,104,071)	(763,315)	(2,721,613)	(1,110,279)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(4,070,413)	$(1,138,479)	$(767,172)	$(2,808,084)	$(1,130,419)

(1) The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	Alger	Alger	Alger
	Mid Cap	Mid Cap	Small Cap	Allspring VT	Allspring VT
	Growth	Growth	Growth	Discovery	Opportunity
	Class I-2*	Class S*	Class I-2	Class 2	Class 2
ASSETS
Investments, at fair value	$7,684,781	$—	$2,741,367	$1,912,827	$2,962,499
Total assets	$7,684,781	$—	$2,741,367	$1,912,827	$2,962,499
NET ASSETS
Accumulation units	$7,625,182	$—	$2,702,222	$1,897,689	$2,957,563
Contracts in payout (annuitization) period	59,599	—	39,145	15,138	4,936
Total net assets	$7,684,781	$—	$2,741,367	$1,912,827	$2,962,499
FUND SHARE INFORMATION
Number of shares	561,753	—	193,190	112,321	132,728
Cost of investments	$10,724,597	$—	$4,693,901	$2,810,579	$3,086,874
UNIT VALUE (1)
Lowest	$8.79	$—	$16.64	$36.22	$31.96
Highest	$44.11	$—	$29.97	$39.93	$35.23

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Alger	Alger	Alger
	Mid Cap	Mid Cap	Small Cap	Allspring VT	Allspring VT
	Growth	Growth	Growth	Discovery	Opportunity
	Class I-2*	Class S*	Class I-2	Class 2	Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(112,316)	(17,322)	(45,709)	(32,655)	(46,551)
Administrative expense	(8,461)	(1,183)	(3,670)	(2,263)	(3,235)
Net investment income (loss)	(120,777)	(18,505)	(49,379)	(34,918)	(49,786)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	826,517	2,721,513	341,319	310,177	266,114
Cost of investments sold	995,450	3,681,725	437,460	359,967	231,327
Realized gains (losses) on fund shares	(168,933)	(960,212)	(96,141)	(49,790)	34,787
Realized gain distributions	274,863	—	506,249	789,820	626,413
Net realized gains (losses)	105,930	(960,212)	410,108	740,030	661,200
Change in unrealized gains (losses)	(3,679,195)	(71,219)	(2,176,996)	(1,991,685)	(1,485,141)
Net realized and change in unrealized gains
(losses) on investments	(3,573,265)	(1,031,431)	(1,766,888)	(1,251,655)	(823,941)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(3,694,042)	$(1,049,936)	$(1,816,267)	$(1,286,573)	$(873,727)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

		DWS	DWS	DWS	DWS
	DWS	CROCI®	Equity	Global Income	Global
	Core Equity VIP	International VIP	500 Index VIP	Builder VIP	Small Cap VIP
	Class A	Class A	Class B	Class A	Class A
ASSETS
Investments, at fair value	$956,548	$407,325	$1,131,188	$1,770,930	$1,500,067
Total assets	$956,548	$407,325	$1,131,188	$1,770,930	$1,500,067
NET ASSETS
Accumulation units	$956,125	$395,155	$1,119,053	$1,739,993	$1,481,719
Contracts in payout (annuitization) period	423	12,170	12,135	30,937	18,348
Total net assets	$956,548	$407,325	$1,131,188	$1,770,930	$1,500,067
FUND SHARE INFORMATION
Number of shares	91,361	62,762	49,246	87,583	176,064
Cost of investments	$1,027,256	$509,107	$920,568	$1,986,582	$2,109,573
UNIT VALUE (1)
Lowest	$26.81	$7.28	$36.31	$16.82	$16.66
Highest	$33.64	$11.57	$42.58	$18.53	$34.04

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		DWS	DWS	DWS	DWS
	DWS	CROCI®	Equity	Global Income	Global
	Core Equity VIP	International VIP	500 Index VIP	Builder VIP	Small Cap VIP
	Class A	Class A	Class B	Class A	Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$8,379	$13,847	$10,445	$63,361	$9,114
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(15,068)	(6,280)	(17,879)	(29,437)	(23,976)
Administrative expense	(1,031)	(427)	(1,229)	(2,544)	(1,654)
Net investment income (loss)	(7,720)	7,140	(8,663)	31,380	(16,516)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	141,627	54,229	85,563	416,078	179,575
Cost of investments sold	139,664	65,772	57,839	438,402	204,598
Realized gains (losses) on fund shares	1,963	(11,543)	27,724	(22,324)	(25,023)
Realized gain distributions	147,811	—	71,654	183,827	292,561
Net realized gains (losses)	149,774	(11,543)	99,378	161,503	267,538
Change in unrealized gains (losses)	(341,716)	(68,781)	(378,674)	(590,649)	(770,482)
Net realized and change in unrealized gains
(losses) on investments	(191,942)	(80,324)	(279,296)	(429,146)	(502,944)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(199,662)	$(73,184)	$(287,959)	$(397,766)	$(519,460)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

			Federated	Federated
		Federated	Hermes	Hermes
	DWS	Hermes	High Income	Managed
	Small	Fund for	Bond	Volatility	Fidelity VIP
	Cap Index VIP	U.S. Government	Fund II	Fund II	Asset Manager
	Class B	Securities II	Primary Shares	Primary Shares	Initial Class
ASSETS
Investments, at fair value	$154,335	$3,210,376	$3,114,745	$1,129,161	$2,816,031
Total assets	$154,335	$3,210,376	$3,114,745	$1,129,161	$2,816,031
NET ASSETS
Accumulation units	$148,615	$3,144,681	$3,073,302	$1,114,195	$2,760,201
Contracts in payout (annuitization) period	5,720	65,695	41,443	14,966	55,830
Total net assets	$154,335	$3,210,376	$3,114,745	$1,129,161	$2,816,031
FUND SHARE INFORMATION
Number of shares	12,734	348,954	583,286	133,471	196,650
Cost of investments	$177,221	$3,822,456	$3,673,698	$1,290,745	$3,011,787
UNIT VALUE (1)
Lowest	$33.31	$12.83	$22.38	$15.74	$18.11
Highest	$39.07	$17.87	$34.94	$30.41	$34.25

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

			Federated	Federated
		Federated	Hermes	Hermes
	DWS	Hermes	High Income	Managed
	Small	Fund for	Bond	Volatility	Fidelity VIP
	Cap Index VIP	U.S. Government	Fund II	Fund II	Asset Manager
	Class B	Securities II	Primary Shares	Primary Shares	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$1,053	$66,415	$197,712	$22,793	$62,036
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(2,498)	(48,560)	(48,314)	(15,989)	(40,746)
Administrative expense	(169)	(3,862)	(3,867)	(1,384)	(3,886)
Net investment income (loss)	(1,614)	13,993	145,531	5,420	17,404
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	14,753	503,453	974,674	289,196	692,200
Cost of investments sold	14,021	573,384	1,091,514	293,267	683,907
Realized gains (losses) on fund shares	732	(69,931)	(116,840)	(4,071)	8,293
Realized gain distributions	29,075	—	—	285,769	215,075
Net realized gains (losses)	29,807	(69,931)	(116,840)	281,698	223,368
Change in unrealized gains (losses)	(74,126)	(483,437)	(547,627)	(496,674)	(830,035)
Net realized and change in unrealized gains
(losses) on investments	(44,319)	(553,368)	(664,467)	(214,976)	(606,667)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(45,933)	$(539,375)	$(518,936)	$(209,556)	$(589,263)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Asset Manager	Contrafund	Contrafund	Equity-Income	Equity-Income
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$1,050,912	$22,998,520	$6,964,481	$11,519,460	$4,649,363
Total assets	$1,050,912	$22,998,520	$6,964,481	$11,519,460	$4,649,363
NET ASSETS
Accumulation units	$1,050,912	$22,688,111	$6,925,176	$11,262,033	$4,633,634
Contracts in payout (annuitization) period	—	310,409	39,305	257,427	15,729
Total net assets	$1,050,912	$22,998,520	$6,964,481	$11,519,460	$4,649,363
FUND SHARE INFORMATION
Number of shares	75,714	607,141	190,599	488,941	204,728
Cost of investments	$1,111,117	$19,802,545	$6,227,949	$10,950,770	$4,441,040
UNIT VALUE (1)
Lowest	$15.20	$35.03	$30.94	$29.59	$21.72
Highest	$19.70	$80.49	$40.10	$70.44	$28.79

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Asset Manager	Contrafund	Contrafund	Equity-Income	Equity-Income
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$21,207	$129,763	$20,440	$221,999	$82,597
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(18,762)	(360,619)	(115,262)	(156,568)	(75,976)
Administrative expense	(1,259)	(29,526)	(8,030)	(15,258)	(5,131)
Net investment income (loss)	1,186	(260,382)	(102,852)	50,173	1,490
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	303,249	2,769,911	1,206,501	1,341,172	1,221,356
Cost of investments sold	301,884	2,074,036	931,783	1,214,701	1,109,241
Realized gains (losses) on fund shares	1,365	695,875	274,718	126,471	112,115
Realized gain distributions	93,364	1,237,198	391,193	389,721	166,402
Net realized gains (losses)	94,729	1,933,073	665,911	516,192	278,517
Change in unrealized gains (losses)	(341,140)	(10,871,619)	(3,435,251)	(1,395,155)	(686,243)
Net realized and change in unrealized gains
(losses) on investments	(246,411)	(8,938,546)	(2,769,340)	(878,963)	(407,726)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(245,225)	$(9,198,928)	$(2,872,192)	$(828,790)	$(406,236)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	Fidelity VIP	Fidelity VIP
	Government	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Money Market	Growth	Growth	Index 500
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$16,188,641	$5,964,690	$16,107,028	$4,299,101	$19,522,068
Total assets	$16,188,641	$5,964,690	$16,107,028	$4,299,101	$19,522,068
NET ASSETS
Accumulation units	$15,839,564	$5,958,806	$15,946,832	$4,294,718	$19,243,830
Contracts in payout (annuitization) period	349,077	5,884	160,196	4,383	278,238
Total net assets	$16,188,641	$5,964,690	$16,107,028	$4,299,101	$19,522,068
FUND SHARE INFORMATION
Number of shares	16,188,641	5,964,690	225,242	62,063	52,089
Cost of investments	$16,188,641	$5,964,691	$14,485,835	$3,929,681	$10,257,219
UNIT VALUE (1)
Lowest	$8.95	$7.39	$24.66	$31.28	$26.50
Highest	$13.17	$9.58	$93.87	$52.39	$40.87

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP
	Government	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Money Market	Growth	Growth	Index 500
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$219,734	$73,526	$112,006	$17,676	$313,764
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(227,913)	(91,728)	(247,749)	(71,736)	(308,840)
Administrative expense	(16,819)	(6,275)	(21,310)	(4,969)	(24,005)
Net investment income (loss)	(24,998)	(24,477)	(157,053)	(59,029)	(19,081)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	14,044,757	1,945,632	1,430,061	655,620	3,064,068
Cost of investments sold	14,044,757	1,945,632	1,139,494	509,454	1,484,960
Realized gains (losses) on fund shares	—	—	290,567	146,166	1,579,108
Realized gain distributions	—	—	1,349,420	380,461	176,259
Net realized gains (losses)	—	—	1,639,987	526,627	1,755,367
Change in unrealized gains (losses)	—	—	(7,197,958)	(2,060,482)	(6,832,422)
Net realized and change in unrealized gains
(losses) on investments	—	—	(5,557,971)	(1,533,855)	(5,077,055)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(24,998)	$(24,477)	$(5,715,024)	$(1,592,884)	$(5,096,136)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

					Goldman Sachs
		Fidelity VIP			VIT International
	Fidelity VIP	Investment	Fidelity VIP	Fidelity VIP	Equity Insights
	Index 500	Grade Bond	Overseas	Overseas	Institutional
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Shares
ASSETS
Investments, at fair value	$9,355,055	$4,294,031	$3,383,367	$3,935,744	$307,783
Total assets	$9,355,055	$4,294,031	$3,383,367	$3,935,744	$307,783
NET ASSETS
Accumulation units	$9,347,393	$4,270,576	$3,321,296	$3,927,248	$307,266
Contracts in payout (annuitization) period	7,662	23,455	62,071	8,496	517
Total net assets	$9,355,055	$4,294,031	$3,383,367	$3,935,744	$307,783
FUND SHARE INFORMATION
Number of shares	25,304	410,127	155,916	183,570	40,181
Cost of investments	$4,699,988	$5,145,911	$3,104,398	$3,590,571	$353,068
UNIT VALUE (1)
Lowest	$27.64	$10.49	$13.49	$14.64	$12.52
Highest	$35.83	$15.61	$28.03	$20.98	$13.12

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

					Goldman Sachs
		Fidelity VIP			VIT International
	Fidelity VIP	Investment	Fidelity VIP	Fidelity VIP	Equity Insights
	Index 500	Grade Bond	Overseas	Overseas	Institutional
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$123,895	$95,352	$36,959	$36,514	$10,234
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(150,842)	(69,633)	(50,395)	(61,908)	(4,612)
Administrative expense	(10,360)	(4,799)	(4,011)	(4,263)	(350)
Net investment income (loss)	(37,307)	20,920	(17,447)	(29,657)	5,272
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,317,767	898,819	396,428	590,982	88,819
Cost of investments sold	584,548	1,007,192	347,865	522,229	99,901
Realized gains (losses) on fund shares	733,219	(108,373)	48,563	68,753	(11,082)
Realized gain distributions	84,078	274,687	33,462	38,916	—
Net realized gains (losses)	817,297	166,314	82,025	107,669	(11,082)
Change in unrealized gains (losses)	(3,186,709)	(986,268)	(1,266,645)	(1,477,786)	(62,060)
Net realized and change in unrealized gains
(losses) on investments	(2,369,412)	(819,954)	(1,184,620)	(1,370,117)	(73,142)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,406,719)	$(799,034)	$(1,202,067)	$(1,399,774)	$(67,870)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	Goldman Sachs	Goldman Sachs	Invesco
	VIT Mid	VIT Small Cap	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Cap Value	Equity Insights	International	American	American
	Institutional	Institutional	Growth	Franchise	Franchise
	Shares	Shares	Series II	Series I	Series II
ASSETS
Investments, at fair value	$1,002,907	$282,825	$595,665	$227,645	$363,971
Total assets	$1,002,907	$282,825	$595,665	$227,645	$363,971
NET ASSETS
Accumulation units	$1,002,907	$240,311	$580,298	$227,645	$363,971
Contracts in payout (annuitization) period	—	42,514	15,367	—	—
Total net assets	$1,002,907	$282,825	$595,665	$227,645	$363,971
FUND SHARE INFORMATION
Number of shares	67,354	27,195	334,643	5,314	9,369
Cost of investments	$1,086,717	$330,216	$669,742	$267,120	$457,089
UNIT VALUE (1)
Lowest	$13.58	$38.69	$18.77	$20.45	$19.32
Highest	$15.08	$40.53	$22.98	$23.31	$25.04

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Goldman Sachs	Goldman Sachs	Invesco
	VIT Mid	VIT Small Cap	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Cap Value	Equity Insights	International	American	American
	Institutional	Institutional	Growth	Franchise	Franchise
	Shares	Shares	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$7,297	$952	$—	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(16,159)	(4,246)	(9,639)	(4,319)	(6,577)
Administrative expense	(1,110)	(313)	(840)	(267)	(443)
Net investment income (loss)	(9,972)	(3,607)	(10,479)	(4,586)	(7,020)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	185,393	38,891	136,078	11,307	48,080
Cost of investments sold	176,592	41,651	130,954	11,301	47,320
Realized gains (losses) on fund shares	8,801	(2,760)	5,124	6	760
Realized gain distributions	156,919	3,190	115,619	71,297	122,724
Net realized gains (losses)	165,720	430	120,743	71,303	123,484
Change in unrealized gains (losses)	(302,436)	(74,520)	(385,330)	(177,592)	(301,830)
Net realized and change in unrealized gains
(losses) on investments	(136,716)	(74,090)	(264,587)	(106,289)	(178,346)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(146,688)	$(77,697)	$(275,066)	$(110,875)	$(185,366)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

				Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid	Invesco V.I.
	American Value	American Value	Core Equity	Cap Growth	Global
	Series I	Series II	Series II	Series II	Series II
ASSETS
Investments, at fair value	$9,384,082	$1,285,435	$851,348	$3,123,707	$2,194,787
Total assets	$9,384,082	$1,285,435	$851,348	$3,123,707	$2,194,787
NET ASSETS
Accumulation units	$9,345,935	$1,285,435	$851,348	$3,106,885	$2,190,286
Contracts in payout (annuitization) period	38,147	—	—	16,822	4,501
Total net assets	$9,384,082	$1,285,435	$851,348	$3,123,707	$2,194,787
FUND SHARE INFORMATION
Number of shares	597,712	83,038	34,891	65,268	72,435
Cost of investments	$9,749,829	$1,493,741	$983,978	$4,210,655	$2,495,468
UNIT VALUE (1)
Lowest	$30.84	$9.84	$17.81	$11.42	$21.61
Highest	$44.26	$10.06	$22.39	$30.24	$28.02

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

				Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid	Invesco V.I.
	American Value	American Value	Core Equity	Cap Growth	Global
	Series I	Series II	Series II	Series II	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$70,689	$6,095	$6,028	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(134,182)	(18,895)	(14,052)	(49,993)	(37,087)
Administrative expense	(9,635)	(1,336)	(956)	(3,604)	(2,557)
Net investment income (loss)	(73,128)	(14,136)	(8,980)	(53,597)	(39,644)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,210,830	197,660	132,096	558,636	371,332
Cost of investments sold	1,085,233	205,214	125,424	566,755	327,770
Realized gains (losses) on fund shares	125,597	(7,554)	6,672	(8,119)	43,562
Realized gain distributions	1,724,360	246,897	151,420	1,075,923	430,785
Net realized gains (losses)	1,849,957	239,343	158,092	1,067,804	474,347
Change in unrealized gains (losses)	(2,212,849)	(289,419)	(399,906)	(2,593,866)	(1,590,382)
Net realized and change in unrealized gains
(losses) on investments	(362,892)	(50,076)	(241,814)	(1,526,062)	(1,116,035)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(436,020)	$(64,212)	$(250,794)	$(1,579,659)	$(1,155,679)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Government	Growth	Invesco V.I.	Main Street	Main Street
	Securities	and Income	High Yield	Mid Cap	Small Cap
	Series II	Series II	Series I	Series II	Series II
ASSETS
Investments, at fair value	$970,729	$8,542,816	$377,473	$2,025,803	$9,932,109
Total assets	$970,729	$8,542,816	$377,473	$2,025,803	$9,932,109
NET ASSETS
Accumulation units	$959,414	$8,507,644	$369,532	$2,025,803	$9,849,119
Contracts in payout (annuitization) period	11,315	35,172	7,941	—	82,990
Total net assets	$970,729	$8,542,816	$377,473	$2,025,803	$9,932,109
FUND SHARE INFORMATION
Number of shares	97,267	432,110	83,883	246,149	440,253
Cost of investments	$1,134,583	$8,228,273	$441,924	$2,609,004	$9,369,448
UNIT VALUE (1)
Lowest	$8.44	$23.63	$17.03	$19.80	$27.88
Highest	$10.94	$32.69	$20.25	$25.66	$45.62

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Government	Growth	Invesco V.I.	Main Street	Main Street
	Securities	and Income	High Yield	Mid Cap	Small Cap
	Series II	Series II	Series I	Series II	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$17,609	$115,690	$18,506	$1,537	$27,019
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(15,097)	(132,919)	(5,862)	(32,072)	(162,847)
Administrative expense	(1,046)	(9,295)	(425)	(2,204)	(11,114)
Net investment income (loss)	1,466	(26,524)	12,219	(32,739)	(146,942)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	125,230	1,410,523	100,118	273,023	1,478,342
Cost of investments sold	138,798	1,219,352	110,149	290,544	1,191,126
Realized gains (losses) on fund shares	(13,568)	191,171	(10,031)	(17,521)	287,216
Realized gain distributions	—	848,103	—	469,477	1,265,970
Net realized gains (losses)	(13,568)	1,039,274	(10,031)	451,956	1,553,186
Change in unrealized gains (losses)	(125,027)	(1,751,221)	(55,753)	(821,791)	(3,670,498)
Net realized and change in unrealized gains
(losses) on investments	(138,595)	(711,947)	(65,784)	(369,835)	(2,117,312)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(137,129)	$(738,471)	$(53,565)	$(402,574)	$(2,264,254)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	VIT Balanced	VIT Balanced	VIT Enterprise	VIT Flexible Bond	VIT Forty
	Institutional	Service	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
ASSETS
Investments, at fair value	$14,408,759	$1,823,022	$14,117,116	$3,455,051	$1,406,610
Total assets	$14,408,759	$1,823,022	$14,117,116	$3,455,051	$1,406,610
NET ASSETS
Accumulation units	$14,265,718	$1,823,022	$13,884,421	$3,428,532	$1,393,592
Contracts in payout (annuitization) period	143,041	—	232,695	26,519	13,018
Total net assets	$14,408,759	$1,823,022	$14,117,116	$3,455,051	$1,406,610
FUND SHARE INFORMATION
Number of shares	359,769	42,925	202,890	347,591	41,505
Cost of investments	$10,756,008	$1,325,271	$11,625,883	$4,141,744	$1,543,438
UNIT VALUE (1)
Lowest	$28.12	$24.14	$20.67	$17.98	$44.49
Highest	$83.43	$31.29	$115.77	$29.77	$51.76

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	VIT Balanced	VIT Balanced	VIT Enterprise	VIT Flexible Bond	VIT Forty
	Institutional	Service	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$193,322	$19,243	$29,865	$91,344	$3,085
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(216,576)	(29,172)	(196,851)	(50,871)	(24,964)
Administrative expense	(17,991)	(2,022)	(17,837)	(4,056)	(1,704)
Net investment income (loss)	(41,245)	(11,951)	(184,823)	36,417	(23,583)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,569,038	238,617	1,333,179	616,955	219,690
Cost of investments sold	1,754,900	162,197	917,196	670,705	205,348
Realized gains (losses) on fund shares	814,138	76,420	415,983	(53,750)	14,342
Realized gain distributions	499,302	60,078	2,415,662	69,512	261,649
Net realized gains (losses)	1,313,440	136,498	2,831,645	15,762	275,991
Change in unrealized gains (losses)	(4,638,767)	(553,773)	(5,679,537)	(693,370)	(1,055,838)
Net realized and change in unrealized gains
(losses) on investments	(3,325,327)	(417,275)	(2,847,892)	(677,608)	(779,847)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(3,366,572)	$(429,226)	$(3,032,715)	$(641,191)	$(803,430)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

		Janus Henderson	Janus Henderson	Janus Henderson
	Janus Henderson	VIT Global	VIT Global	VIT Mid	Janus Henderson
	VIT Forty	Research	Research	Cap Value	VIT Overseas
	Service	Institutional	Service	Service	Service
	Shares	Shares	Shares	Shares	Shares
ASSETS
Investments, at fair value	$1,430,415	$7,942,283	$299,540	$2,519,996	$1,682,990
Total assets	$1,430,415	$7,942,283	$299,540	$2,519,996	$1,682,990
NET ASSETS
Accumulation units	$1,430,415	$7,838,147	$299,540	$2,498,070	$1,682,990
Contracts in payout (annuitization) period	—	104,136	—	21,926	—
Total net assets	$1,430,415	$7,942,283	$299,540	$2,519,996	$1,682,990
FUND SHARE INFORMATION
Number of shares	46,960	158,782	6,188	161,125	45,783
Cost of investments	$1,706,856	$6,142,001	$224,567	$2,445,677	$1,643,249
UNIT VALUE (1)
Lowest	$38.50	$12.45	$16.83	$24.32	$11.14
Highest	$49.90	$53.02	$21.95	$31.52	$17.89

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		Janus Henderson	Janus Henderson	Janus Henderson
	Janus Henderson	VIT Global	VIT Global	VIT Mid	Janus Henderson
	VIT Forty	Research	Research	Cap Value	VIT Overseas
	Service	Institutional	Service	Service	Service
	Shares	Shares	Shares	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$830	$90,190	3,128	$31,446	$28,864
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(28,545)	(115,442)	(4,959)	(40,291)	(24,143)
Administrative expense	(1,909)	(10,792)	(364)	(2,783)	(1,772)
Net investment income (loss)	(29,624)	(36,044)	(2,195)	(11,628)	2,949
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	762,544	982,019	75,623	611,842	461,948
Cost of investments sold	709,547	632,329	50,892	560,798	485,929
Realized gains (losses) on fund shares	52,997	349,690	24,731	51,044	(23,981)
Realized gain distributions	317,574	962,262	42,519	222,863	—
Net realized gains (losses)	370,571	1,311,952	67,250	273,907	(23,981)
Change in unrealized gains (losses)	(1,311,366)	(3,462,106)	(158,740)	(493,020)	(198,696)
Net realized and change in unrealized gains
(losses) on investments	(940,795)	(2,150,154)	(91,490)	(219,113)	(222,677)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(970,419)	$(2,186,198)	$(93,685)	$(230,741)	$(219,728)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

					Legg Mason
					Partners
	Janus Henderson	JPMorgan IT	Lazard Retirement	Lazard Retirement	Clearbridge
	VIT Research	Small Cap	Series Emerging	Series International	Variable Large
	Institutional	Core	Market Equity	Equity	Cap Value
	Shares	Class 1	Service Shares	Service Shares	Class I
ASSETS
Investments, at fair value	$8,762,990	$529,365	$635,463	$121,844	$4,249,652
Total assets	$8,762,990	$529,365	$635,463	$121,844	$4,249,652
NET ASSETS
Accumulation units	$8,485,682	$528,054	$607,885	$121,844	$4,188,727
Contracts in payout (annuitization) period	277,308	1,311	27,578	—	60,925
Total net assets	$8,762,990	$529,365	$635,463	$121,844	$4,249,652
FUND SHARE INFORMATION
Number of shares	277,485	29,475	35,461	15,326	210,901
Cost of investments	$8,684,343	$541,691	$674,349	$158,663	$4,063,014
UNIT VALUE (1)
Lowest	$17.80	$36.27	$31.78	$13.56	$18.72
Highest	$66.79	$37.99	$37.82	$14.21	$33.42

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

					Legg Mason
					Partners
	Janus Henderson	JPMorgan IT	Lazard Retirement	Lazard Retirement	Clearbridge
	VIT Research	Small Cap	Series Emerging	Series International	Variable Large
	Institutional	Core	Market Equity	Equity	Cap Value
	Shares	Class 1	Service Shares	Service Shares	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$15,831	$2,769	$23,398	4,562	$57,535
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(131,163)	(8,081)	(9,945)	(1,902)	(62,933)
Administrative expense	(12,749)	(595)	(709)	(142)	(4,532)
Net investment income (loss)	(128,081)	(5,907)	12,744	2,518	(9,930)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	896,479	66,786	100,049	46,783	800,455
Cost of investments sold	731,929	65,848	100,573	51,441	738,821
Realized gains (losses) on fund shares	164,550	938	(524)	(4,658)	61,634
Realized gain distributions	1,822,810	128,623	—	14,023	170,067
Net realized gains (losses)	1,987,360	129,561	(524)	9,365	231,701
Change in unrealized gains (losses)	(5,962,208)	(274,844)	(149,781)	(41,091)	(635,721)
Net realized and change in unrealized gains
(losses) on investments	(3,974,848)	(145,283)	(150,305)	(31,726)	(404,020)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(4,102,929)	$(151,190)	$(137,561)	$(29,208)	$(413,950)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	Legg Mason
	Partners
	Western Asset
	Variable Global	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	High Yield Bond	Growth	High Yield	Investors Trust	Investors Trust
	Class II	Initial Class	Service Class	Initial Class	Service Class
ASSETS
Investments, at fair value	$2,920,349	$2,297,895	$1,056,023	$1,357,010	$390,421
Total assets	$2,920,349	$2,297,895	$1,056,023	$1,357,010	$390,421
NET ASSETS
Accumulation units	$2,920,349	$2,259,698	$1,039,953	$1,354,023	$390,421
Contracts in payout (annuitization) period	—	38,197	16,070	2,987	—
Total net assets	$2,920,349	$2,297,895	$1,056,023	$1,357,010	$390,421
FUND SHARE INFORMATION
Number of shares	486,725	47,853	227,102	42,052	12,328
Cost of investments	$3,760,865	$2,245,279	$1,304,864	$1,165,537	$318,020
UNIT VALUE (1)
Lowest	$13.72	$20.13	$13.88	$25.99	$27.09
Highest	$17.79	$45.35	$17.99	$34.66	$35.12

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	Legg Mason
	Partners
	Western Asset
	Variable Global	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	High Yield Bond	Growth	High Yield	Investors Trust	Investors Trust
	Class II	Initial Class	Service Class	Initial Class	Service Class
NET INVESTMENT INCOME (LOSS)
Dividends	$190,315	$—	$61,215	$9,722	$1,612
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(46,259)	(38,582)	(17,494)	(20,556)	(6,149)
Administrative expense	(3,214)	(2,665)	(1,153)	(1,444)	(415)
Net investment income (loss)	140,842	(41,247)	42,568	(12,278)	(4,952)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	427,703	178,227	170,490	98,353	20,739
Cost of investments sold	516,760	143,248	203,093	69,835	14,209
Realized gains (losses) on fund shares	(89,057)	34,979	(32,603)	28,518	6,530
Realized gain distributions	—	304,629	—	186,365	54,720
Net realized gains (losses)	(89,057)	339,608	(32,603)	214,883	61,250
Change in unrealized gains (losses)	(621,900)	(1,453,597)	(171,585)	(503,308)	(143,672)
Net realized and change in unrealized gains
(losses) on investments	(710,957)	(1,113,989)	(204,188)	(288,425)	(82,422)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(570,115)	$(1,155,236)	$(161,620)	$(300,703)	$(87,374)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	MFS VIT
	Massachusetts
	Investors	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Growth Stock	New Discovery	New Discovery	Research	Total Return
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$2,136,073	$4,207,168	$1,293,016	$763,182	$4,110,101
Total assets	$2,136,073	$4,207,168	$1,293,016	$763,182	$4,110,101
NET ASSETS
Accumulation units	$2,136,073	$4,188,287	$1,254,482	$733,891	$4,089,557
Contracts in payout (annuitization) period	—	18,881	38,534	29,291	20,544
Total net assets	$2,136,073	$4,207,168	$1,293,016	$763,182	$4,110,101
FUND SHARE INFORMATION
Number of shares	113,259	371,987	146,269	27,512	182,752
Cost of investments	$2,293,246	$6,227,262	$2,087,171	$721,231	$3,969,069
UNIT VALUE (1)
Lowest	$30.65	$25.92	$26.67	$23.55	$25.84
Highest	$39.73	$61.42	$35.54	$38.21	$32.21

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	MFS VIT
	Massachusetts
	Investors	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Growth Stock	New Discovery	New Discovery	Research	Total Return
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$4,215	$75,789
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(34,414)	(65,443)	(22,364)	(12,441)	(65,613)
Administrative expense	(2,341)	(4,510)	(1,547)	(864)	(4,497)
Net investment income (loss)	(36,755)	(69,953)	(23,911)	(9,090)	5,679
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	272,760	406,770	280,149	165,626	1,022,228
Cost of investments sold	260,612	463,274	347,513	134,511	896,497
Realized gains (losses) on fund shares	12,148	(56,504)	(67,364)	31,115	125,731
Realized gain distributions	319,650	1,371,044	526,767	110,015	379,075
Net realized gains (losses)	331,798	1,314,540	459,403	141,130	504,806
Change in unrealized gains (losses)	(874,537)	(3,100,234)	(1,086,191)	(323,070)	(1,085,214)
Net realized and change in unrealized gains
(losses) on investments	(542,739)	(1,785,694)	(626,788)	(181,940)	(580,408)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(579,494)	$(1,855,647)	$(650,699)	$(191,030)	$(574,729)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	MFS VIT	MFS VIT	MFS VIT	Morgan Stanley	Morgan Stanley
	Total Return	Utilities	Value	VIF Discovery	VIF Growth
	Service Class	Service Class	Service Class	Class I	Class I
ASSETS
Investments, at fair value	$1,574,653	$810,173	$976,285	$472,312	$4,763,142
Total assets	$1,574,653	$810,173	$976,285	$472,312	$4,763,142
NET ASSETS
Accumulation units	$1,558,155	$789,780	$976,285	$467,724	$4,746,070
Contracts in payout (annuitization) period	16,498	20,393	—	4,588	17,072
Total net assets	$1,574,653	$810,173	$976,285	$472,312	$4,763,142
FUND SHARE INFORMATION
Number of shares	71,738	22,777	46,423	148,526	530,417
Cost of investments	$1,539,630	$638,311	$789,261	$1,397,320	$10,825,159
UNIT VALUE (1)
Lowest	$17.34	$37.76	$27.39	$28.21	$37.52
Highest	$22.48	$54.71	$35.50	$29.55	$43.65

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	MFS VIT	MFS VIT	MFS VIT	Morgan Stanley	Morgan Stanley
	Total Return	Utilities	Value	VIF Discovery	VIF Growth
	Service Class	Service Class	Service Class	Class I	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$24,773	$19,192	$11,658	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(25,252)	(12,394)	(14,178)	(10,567)	(102,687)
Administrative expense	(1,721)	(872)	(1,019)	(799)	(7,181)
Net investment income (loss)	(2,200)	5,926	(3,539)	(11,366)	(109,868)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	393,809	136,819	142,983	259,032	1,386,780
Cost of investments sold	343,618	107,657	108,662	431,003	1,692,758
Realized gains (losses) on fund shares	50,191	29,162	34,321	(171,971)	(305,978)
Realized gain distributions	147,331	33,744	61,369	325,391	3,395,870
Net realized gains (losses)	197,522	62,906	95,690	153,420	3,089,892
Change in unrealized gains (losses)	(424,097)	(81,450)	(180,779)	(1,123,684)	(10,829,014)
Net realized and change in unrealized gains
(losses) on investments	(226,575)	(18,544)	(85,089)	(970,264)	(7,739,122)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(228,775)	$(12,618)	$(88,628)	$(981,630)	$(7,848,990)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

			PIMCO VIT
			International
		Morgan Stanley	Bond (U.S.	PIMCO VIT	PIMCO VIT
	Morgan Stanley	VIF U.S.	Dollar-Hedged)	Real Return	Total Return
	VIF Growth	Real Estate	Institutional	Institutional	Institutional
	Class II	Class II	Class	Class	Class
ASSETS
Investments, at fair value	$461,374	$2,750,710	$3,570,666	$3,412,322	$12,047,412
Total assets	$461,374	$2,750,710	$3,570,666	$3,412,322	$12,047,412
NET ASSETS
Accumulation units	$461,374	$2,730,901	$3,553,754	$3,408,317	$11,942,595
Contracts in payout (annuitization) period	—	19,809	16,912	4,005	104,817
Total net assets	$461,374	$2,750,710	$3,570,666	$3,412,322	$12,047,412
FUND SHARE INFORMATION
Number of shares	67,551	213,399	375,464	296,724	1,341,583
Cost of investments	$1,251,312	$3,423,134	$3,998,620	$3,841,096	$14,441,831
UNIT VALUE (1)
Lowest	$31.02	$17.58	$12.61	$11.52	$11.57
Highest	$40.21	$30.41	$20.41	$15.87	$19.62

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

			PIMCO VIT
			International
		Morgan Stanley	Bond (U.S.	PIMCO VIT	PIMCO VIT
	Morgan Stanley	VIF U.S.	Dollar-Hedged)	Real Return	Total Return
	VIF Growth	Real Estate	Institutional	Institutional	Institutional
	Class II	Class II	Class	Class	Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$30,884	$57,931	$265,991	$350,245
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(9,953)	(46,862)	(56,435)	(55,081)	(189,725)
Administrative expense	(693)	(3,196)	(3,966)	(3,798)	(13,941)
Net investment income (loss)	(10,646)	(19,174)	(2,470)	207,112	146,579
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	312,425	373,018	607,497	692,257	2,591,584
Cost of investments sold	396,589	359,111	647,169	701,345	2,924,161
Realized gains (losses) on fund shares	(84,164)	13,907	(39,672)	(9,088)	(332,577)
Realized gain distributions	370,431	703,861	1,571	—	—
Net realized gains (losses)	286,267	717,768	(38,101)	(9,088)	(332,577)
Change in unrealized gains (losses)	(1,068,539)	(1,783,029)	(455,860)	(748,805)	(2,222,697)
Net realized and change in unrealized gains
(losses) on investments	(782,272)	(1,065,261)	(493,961)	(757,893)	(2,555,274)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(792,918)	$(1,084,435)	$(496,431)	$(550,781)	$(2,408,695)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

		Putnam VT	Rydex VT
	Putnam VT	International	Guggenheim		T. Rowe Price
	High Yield	Value	Long Short	Rydex VT	All-Cap
	Class IB	Class IB	Equity	NASDAQ-100®	Opportunities
ASSETS
Investments, at fair value	$580,603	$1,016,459	$268,229	$870,013	$3,892,798
Total assets	$580,603	$1,016,459	$268,229	$870,013	$3,892,798
NET ASSETS
Accumulation units	$576,495	$1,015,598	$268,229	$854,055	$3,850,832
Contracts in payout (annuitization) period	4,108	861	—	15,958	41,966
Total net assets	$580,603	$1,016,459	$268,229	$870,013	$3,892,798
FUND SHARE INFORMATION
Number of shares	111,014	101,040	17,775	18,799	135,827
Cost of investments	$708,485	$1,105,189	$236,363	$609,022	$4,216,048
UNIT VALUE (1)
Lowest	$20.86	$15.39	$11.77	$24.04	$37.80
Highest	$24.81	$19.09	$19.61	$43.17	$52.37

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

		Putnam VT	Rydex VT
	Putnam VT	International	Guggenheim		T. Rowe Price
	High Yield	Value	Long Short	Rydex VT	All-Cap
	Class IB	Class IB	Equity	NASDAQ-100®	Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$32,972	$17,778	$1,555	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(9,041)	(12,680)	(4,575)	(15,780)	(60,598)
Administrative expense	(628)	(984)	(313)	(1,067)	(4,250)
Net investment income (loss)	23,303	4,114	(3,333)	(16,847)	(64,848)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	63,257	100,566	82,890	101,259	422,275
Cost of investments sold	73,459	108,688	71,020	57,914	385,454
Realized gains (losses) on fund shares	(10,202)	(8,122)	11,870	43,345	36,821
Realized gain distributions	1,251	31,005	—	36,856	216,503
Net realized gains (losses)	(8,951)	22,883	11,870	80,201	253,324
Change in unrealized gains (losses)	(105,546)	(98,397)	(68,253)	(556,527)	(1,354,397)
Net realized and change in unrealized gains
(losses) on investments	(114,497)	(75,514)	(56,383)	(476,326)	(1,101,073)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(91,194)	$(71,400)	$(59,716)	$(493,173)	$(1,165,921)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	T. Rowe Price			T. Rowe Price	T. Rowe Price
	Blue Chip	T. Rowe Price	T. Rowe Price	International	Mid-Cap
	Growth II	Equity Income	Equity Income II	Stock	Growth
ASSETS
Investments, at fair value	$4,605,758	$6,741,446	$6,555,382	$2,358,174	$6,672,459
Total assets	$4,605,758	$6,741,446	$6,555,382	$2,358,174	$6,672,459
NET ASSETS
Accumulation units	$4,605,758	$6,711,492	$6,555,382	$2,355,959	$6,635,004
Contracts in payout (annuitization) period	—	29,954	—	2,215	37,455
Total net assets	$4,605,758	$6,741,446	$6,555,382	$2,358,174	$6,672,459
FUND SHARE INFORMATION
Number of shares	157,570	249,591	244,148	180,842	258,122
Cost of investments	$3,994,184	$6,358,138	$5,957,346	$2,639,518	$6,535,854
UNIT VALUE (1)
Lowest	$27.33	$34.04	$22.15	$12.22	$48.62
Highest	$35.42	$41.13	$28.71	$18.58	$81.35

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	T. Rowe Price			T. Rowe Price	T. Rowe Price
	Blue Chip	T. Rowe Price	T. Rowe Price	International	Mid-Cap
	Growth II	Equity Income	Equity Income II	Stock	Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$131,367	$119,135	$18,077	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(78,659)	(102,870)	(106,595)	(33,955)	(105,822)
Administrative expense	(5,338)	(6,996)	(7,342)	(2,309)	(7,274)
Net investment income (loss)	(83,997)	21,501	5,198	(18,187)	(113,096)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	827,144	930,738	1,786,851	366,728	709,154
Cost of investments sold	509,503	827,621	1,489,249	388,337	637,082
Realized gains (losses) on fund shares	317,641	103,117	297,602	(21,609)	72,072
Realized gain distributions	247,147	359,344	349,373	54,614	208,468
Net realized gains (losses)	564,788	462,461	646,975	33,005	280,540
Change in unrealized gains (losses)	(3,363,541)	(833,942)	(1,034,459)	(480,177)	(2,372,158)
Net realized and change in unrealized gains
(losses) on investments	(2,798,753)	(371,481)	(387,484)	(447,172)	(2,091,618)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,882,750)	$(349,980)	$(382,286)	$(465,359)	$(2,204,714)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2022

	VanEck VIP
	Emerging	VanEck VIP
	Markets	Global Resources
	Initial Class	Initial Class
	Shares	Shares
ASSETS
Investments, at fair value	$738,080	$1,030,646
Total assets	$738,080	$1,030,646
NET ASSETS
Accumulation units	$738,080	$1,030,646
Contracts in payout (annuitization) period	—	—
Total net assets	$738,080	$1,030,646
FUND SHARE INFORMATION
Number of shares	84,837	36,303
Cost of investments	$1,087,680	$937,507
UNIT VALUE (1)
Lowest	$19.27	$20.26
Highest	$24.98	$26.26

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

	VanEck VIP
	Emerging	VanEck VIP
	Markets	Global Resources
	Initial Class	Initial Class
	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$2,179	$18,526
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(11,551)	(16,942)
Administrative expense	(780)	(1,096)
Net investment income (loss)	(10,152)	488
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	69,701	180,788
Cost of investments sold	99,659	166,338
Realized gains (losses) on fund shares	(29,958)	14,450
Realized gain distributions	151,212	—
Net realized gains (losses)	121,254	14,450
Change in unrealized gains (losses)	(373,301)	55,929
Net realized and change in unrealized gains
(losses) on investments	(252,047)	70,379
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(262,199)	$70,867

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Large Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Class I-2	Class S	Class I-2	Class I-2*	Class S*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(117,578)	$(34,408)	$(3,857)	$(86,471)	$(20,140)
Net realized gains (losses)	503,864	159,646	489,262	294,937	(452,099)
Change in unrealized gains (losses)	(4,456,699)	(1,263,717)	(1,252,577)	(3,016,550)	(658,180)
Increase (decrease) in net assets from operations	(4,070,413)	(1,138,479)	(767,172)	(2,808,084)	(1,130,419)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	40,361	3,081	9,730	14,138	1,395
Transfers for contract benefits and terminations	(565,623)	(40,972)	(418,657)	(312,882)	(56,579)
Loans-net	595	52	—	595	—
Contract maintenance charge	(3,721)	(720)	(1,706)	(3,230)	(480)
Transfers among the sub-accounts and with the
Fixed Account - net	51,623	(3,631)	(144,059)	2,832,602	(2,709,539)
Increase (decrease) in net assets from contract
transactions	(476,765)	(42,190)	(554,692)	2,531,223	(2,765,203)
INCREASE (DECREASE) IN NET ASSETS	(4,547,178)	(1,180,669)	(1,321,864)	(276,861)	(3,895,622)
NET ASSETS AT BEGINNING OF PERIOD	11,019,794	3,028,849	4,930,519	6,154,672	3,895,622
NET ASSETS AT END OF PERIOD	$6,472,616	$1,848,180	$3,608,655	$5,877,811	$—
UNITS OUTSTANDING
Units outstanding at beginning of period	154,100	41,113	125,806	133,104	73,821
Units issued	8,676	1,291	854	286,115	1,979
Units redeemed	(16,999)	(2,153)	(16,453)	(22,081)	(75,800)
Units outstanding at end of period	145,777	40,251	110,207	397,138	—

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Alger	Alger	Alger
	Mid Cap	Mid Cap	Small Cap	Allspring VT	Allspring VT
	Growth	Growth	Growth	Discovery	Opportunity
	Class I-2*	Class S*	Class I-2	Class 2	Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(120,777)	$(18,505)	$(49,379)	$(34,918)	$(49,786)
Net realized gains (losses)	105,930	(960,212)	410,108	740,030	661,200
Change in unrealized gains (losses)	(3,679,195)	(71,219)	(2,176,996)	(1,991,685)	(1,485,141)
Increase (decrease) in net assets from operations	(3,694,042)	(1,049,936)	(1,816,267)	(1,286,573)	(873,727)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	29,208	1,800	3,346	8,446	6,135
Transfers for contract benefits and terminations	(669,204)	(320,295)	(248,632)	(210,331)	(203,645)
Loans-net	449	—	279	—	598
Contract maintenance charge	(3,904)	(393)	(1,649)	(1,279)	(1,638)
Transfers among the sub-accounts and with the
Fixed Account - net	2,715,722	(2,297,440)	57,102	(7,492)	(7,116)
Increase (decrease) in net assets from contract
transactions	2,072,271	(2,616,328)	(189,554)	(210,656)	(205,666)
INCREASE (DECREASE) IN NET ASSETS	(1,621,771)	(3,666,264)	(2,005,821)	(1,497,229)	(1,079,393)
NET ASSETS AT BEGINNING OF PERIOD	9,306,552	3,666,264	4,747,188	3,410,056	4,041,892
NET ASSETS AT END OF PERIOD	$7,684,781	$—	$2,741,367	$1,912,827	$2,962,499
UNITS OUTSTANDING
Units outstanding at beginning of period	183,757	95,808	121,467	55,132	94,198
Units issued	258,159	2,866	3,880	1,721	402
Units redeemed	(38,301)	(98,674)	(10,355)	(6,404)	(6,000)
Units outstanding at end of period	403,615	—	114,992	50,449	88,600
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		DWS	DWS	DWS	DWS
	DWS	CROCI®	Equity	Global Income	Global
	Core Equity VIP	International VIP	500 Index VIP	Builder VIP	Small Cap VIP
	Class A	Class A	Class B	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,720)	$7,140	$(8,663)	$31,380	$(16,516)
Net realized gains (losses)	149,774	(11,543)	99,378	161,503	267,538
Change in unrealized gains (losses)	(341,716)	(68,781)	(378,674)	(590,649)	(770,482)
Increase (decrease) in net assets from operations	(199,662)	(73,184)	(287,959)	(397,766)	(519,460)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,746	1,024	—	1,417	2,965
Transfers for contract benefits and terminations	(87,388)	(29,155)	(48,700)	(368,957)	(97,026)
Loans-net	279	—	—	—	—
Contract maintenance charge	(405)	(160)	—	(1,030)	(990)
Transfers among the sub-accounts and with the
Fixed Account - net	86,370	(11,243)	(16,004)	24,625	(23,325)
Increase (decrease) in net assets from contract
transactions	602	(39,534)	(64,704)	(343,945)	(118,376)
INCREASE (DECREASE) IN NET ASSETS	(199,060)	(112,718)	(352,663)	(741,711)	(637,836)
NET ASSETS AT BEGINNING OF PERIOD	1,155,608	520,043	1,483,851	2,512,641	2,137,903
NET ASSETS AT END OF PERIOD	$956,548	$407,325	$1,131,188	$1,770,930	$1,500,067
UNITS OUTSTANDING
Units outstanding at beginning of period	32,763	49,382	29,073	118,929	68,256
Units issued	3,519	957	46	1,999	1,496
Units redeemed	(3,837)	(4,563)	(1,478)	(20,642)	(5,440)
Units outstanding at end of period	32,445	45,776	27,641	100,286	64,312
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

			Federated	Federated
		Federated	Hermes	Hermes
	DWS	Hermes	High Income	Managed
	Small	Fund for	Bond	Volatility	Fidelity VIP
	Cap Index VIP	U.S. Government	Fund II	Fund II	Asset Manager
	Class B	Securities II	Primary Shares	Primary Shares	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,614)	$13,993	$145,531	$5,420	$17,404
Net realized gains (losses)	29,807	(69,931)	(116,840)	281,698	223,368
Change in unrealized gains (losses)	(74,126)	(483,437)	(547,627)	(496,674)	(830,035)
Increase (decrease) in net assets from operations	(45,933)	(539,375)	(518,936)	(209,556)	(589,263)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	8,923	9,750	691	9,827
Transfers for contract benefits and terminations	(11,872)	(246,301)	(343,206)	(230,291)	(402,276)
Loans-net	—	—	—	—	—
Contract maintenance charge	—	(1,844)	(1,673)	(558)	(1,294)
Transfers among the sub-accounts and with the
Fixed Account - net	171	20,560	(180,033)	93,370	(183,903)
Increase (decrease) in net assets from contract
transactions	(11,701)	(218,662)	(515,162)	(136,788)	(577,646)
INCREASE (DECREASE) IN NET ASSETS	(57,634)	(758,037)	(1,034,098)	(346,344)	(1,166,909)
NET ASSETS AT BEGINNING OF PERIOD	211,969	3,968,413	4,148,843	1,475,505	3,982,940
NET ASSETS AT END OF PERIOD	$154,335	$3,210,376	$3,114,745	$1,129,161	$2,816,031
UNITS OUTSTANDING
Units outstanding at beginning of period	4,421	234,948	141,863	59,873	126,981
Units issued	10	14,625	14,641	6,807	2,169
Units redeemed	(299)	(29,699)	(33,752)	(11,451)	(24,806)
Units outstanding at end of period	4,132	219,874	122,752	55,229	104,344
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Asset Manager	Contrafund	Contrafund	Equity-Income	Equity-Income
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,186	$(260,382)	$(102,852)	$50,173	$1,490
Net realized gains (losses)	94,729	1,933,073	665,911	516,192	278,517
Change in unrealized gains (losses)	(341,140)	(10,871,619)	(3,435,251)	(1,395,155)	(686,243)
Increase (decrease) in net assets from operations	(245,225)	(9,198,928)	(2,872,192)	(828,790)	(406,236)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,719	116,144	38,602	18,004	4,327
Transfers for contract benefits and terminations	(184,243)	(1,900,521)	(999,803)	(751,349)	(774,043)
Loans-net	—	1,558	—	—	2,712
Contract maintenance charge	(700)	(9,922)	(5,945)	(4,879)	(3,107)
Transfers among the sub-accounts and with the
Fixed Account - net	(91,016)	(227,041)	99,022	87,832	(340,099)
Increase (decrease) in net assets from contract
transactions	(267,240)	(2,019,782)	(868,124)	(650,392)	(1,110,210)
INCREASE (DECREASE) IN NET ASSETS	(512,465)	(11,218,710)	(3,740,316)	(1,479,182)	(1,516,446)
NET ASSETS AT BEGINNING OF PERIOD	1,563,377	34,217,230	10,704,797	12,998,642	6,165,809
NET ASSETS AT END OF PERIOD	$1,050,912	$22,998,520	$6,964,481	$11,519,460	$4,649,363
UNITS OUTSTANDING
Units outstanding at beginning of period	69,527	493,919	200,104	255,507	213,157
Units issued	883	6,844	5,509	11,199	1,279
Units redeemed	(14,642)	(41,417)	(25,826)	(25,583)	(42,723)
Units outstanding at end of period	55,768	459,346	179,787	241,123	171,713
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP
	Government	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Money Market	Growth	Growth	Index 500
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(24,998)	$(24,477)	$(157,053)	$(59,029)	$(19,081)
Net realized gains (losses)	—	—	1,639,987	526,627	1,755,367
Change in unrealized gains (losses)	—	—	(7,197,958)	(2,060,482)	(6,832,422)
Increase (decrease) in net assets from operations	(24,998)	(24,477)	(5,715,024)	(1,592,884)	(5,096,136)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	54,562	7,336	42,601	1,650	118,175
Transfers for contract benefits and terminations	(2,045,818)	(780,336)	(891,872)	(492,429)	(2,202,628)
Loans-net	3,586	—	1,323	—	—
Contract maintenance charge	(18,520)	(8,502)	(6,908)	(1,236)	(8,920)
Transfers among the sub-accounts and with the
Fixed Account - net	3,031,985	(302,478)	50,899	(7,211)	(158,768)
Increase (decrease) in net assets from contract
transactions	1,025,795	(1,083,980)	(803,957)	(499,226)	(2,252,141)
INCREASE (DECREASE) IN NET ASSETS	1,000,797	(1,108,457)	(6,518,981)	(2,092,110)	(7,348,277)
NET ASSETS AT BEGINNING OF PERIOD	15,187,844	7,073,147	22,626,009	6,391,211	26,870,345
NET ASSETS AT END OF PERIOD	$16,188,641	$5,964,690	$16,107,028	$4,299,101	$19,522,068
UNITS OUTSTANDING
Units outstanding at beginning of period	1,483,333	766,784	384,664	108,905	642,644
Units issued	1,339,953	84,105	8,570	1,715	11,646
Units redeemed	(1,255,363)	(202,481)	(21,077)	(12,131)	(78,545)
Units outstanding at end of period	1,567,923	648,408	372,157	98,489	575,745
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					Goldman Sachs
		Fidelity VIP			VIT International
	Fidelity VIP	Investment	Fidelity VIP	Fidelity VIP	Equity Insights
	Index 500	Grade Bond	Overseas	Overseas	Institutional
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37,307)	$20,920	$(17,447)	$(29,657)	$5,272
Net realized gains (losses)	817,297	166,314	82,025	107,669	(11,082)
Change in unrealized gains (losses)	(3,186,709)	(986,268)	(1,266,645)	(1,477,786)	(62,060)
Increase (decrease) in net assets from operations	(2,406,719)	(799,034)	(1,202,067)	(1,399,774)	(67,870)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	28,801	8,908	16,612	13,761	—
Transfers for contract benefits and terminations	(932,224)	(572,236)	(226,719)	(328,654)	(53,667)
Loans-net	30,502	2,170	1,047	—	—
Contract maintenance charge	(8,220)	(5,482)	(1,398)	(4,003)	(116)
Transfers among the sub-accounts and with the
Fixed Account - net	1,591	(82,452)	75,824	232,584	(13,836)
Increase (decrease) in net assets from contract
transactions	(879,550)	(649,092)	(134,634)	(86,312)	(67,619)
INCREASE (DECREASE) IN NET ASSETS	(3,286,269)	(1,448,126)	(1,336,701)	(1,486,086)	(135,489)
NET ASSETS AT BEGINNING OF PERIOD	12,641,324	5,742,157	4,720,068	5,421,830	443,272
NET ASSETS AT END OF PERIOD	$9,355,055	$4,294,031	$3,383,367	$3,935,744	$307,783
UNITS OUTSTANDING
Units outstanding at beginning of period	294,637	365,065	189,646	218,713	28,951
Units issued	7,804	12,913	11,845	23,687	1,079
Units redeemed	(31,103)	(58,302)	(17,581)	(28,250)	(6,457)
Units outstanding at end of period	271,338	319,676	183,910	214,150	23,573
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Goldman Sachs	Goldman Sachs	Invesco
	VIT Mid	VIT Small Cap	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Cap Value	Equity Insights	International	American	American
	Institutional	Institutional	Growth	Franchise	Franchise
	Shares	Shares	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,972)	$(3,607)	$(10,479)	$(4,586)	$(7,020)
Net realized gains (losses)	165,720	430	120,743	71,303	123,484
Change in unrealized gains (losses)	(302,436)	(74,520)	(385,330)	(177,592)	(301,830)
Increase (decrease) in net assets from operations	(146,688)	(77,697)	(275,066)	(110,875)	(185,366)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,590	—	1,150	—	505
Transfers for contract benefits and terminations	(72,444)	(13,949)	(111,220)	(6,585)	(19,298)
Loans-net	—	—	—	—	—
Contract maintenance charge	(1,155)	(140)	(174)	—	(208)
Transfers among the sub-accounts and with the
Fixed Account - net	(67,720)	(2,701)	(4,406)	2,752	(5,804)
Increase (decrease) in net assets from contract
transactions	(139,729)	(16,790)	(114,650)	(3,833)	(24,805)
INCREASE (DECREASE) IN NET ASSETS	(286,417)	(94,487)	(389,716)	(114,708)	(210,171)
NET ASSETS AT BEGINNING OF PERIOD	1,289,324	377,312	985,381	342,353	574,142
NET ASSETS AT END OF PERIOD	$1,002,907	$282,825	$595,665	$227,645	$363,971
UNITS OUTSTANDING
Units outstanding at beginning of period	76,938	7,506	32,356	10,557	16,196
Units issued	1,966	361	541	110	587
Units redeemed	(11,356)	(792)	(5,499)	(287)	(1,571)
Units outstanding at end of period	67,548	7,075	27,398	10,380	15,212
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

				Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid	Invesco V.I.
	American Value	American Value	Core Equity	Cap Growth	Global
	Series I	Series II	Series II	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(73,128)	$(14,136)	$(8,980)	$(53,597)	$(39,644)
Net realized gains (losses)	1,849,957	239,343	158,092	1,067,804	474,347
Change in unrealized gains (losses)	(2,212,849)	(289,419)	(399,906)	(2,593,866)	(1,590,382)
Increase (decrease) in net assets from operations	(436,020)	(64,212)	(250,794)	(1,579,659)	(1,155,679)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	19,134	565	2,254	9,431	6,787
Transfers for contract benefits and terminations	(741,449)	(98,657)	(74,913)	(268,335)	(319,305)
Loans-net	—	—	—	—	1,189
Contract maintenance charge	(2,660)	(1,157)	(962)	(1,297)	(1,096)
Transfers among the sub-accounts and with the
Fixed Account - net	(36,176)	(61,185)	(13,596)	(19,924)	117,949
Increase (decrease) in net assets from contract
transactions	(761,151)	(160,434)	(87,217)	(280,125)	(194,476)
INCREASE (DECREASE) IN NET ASSETS	(1,197,171)	(224,646)	(338,011)	(1,859,784)	(1,350,155)
NET ASSETS AT BEGINNING OF PERIOD	10,581,253	1,510,081	1,189,359	4,983,491	3,544,942
NET ASSETS AT END OF PERIOD	$9,384,082	$1,285,435	$851,348	$3,123,707	$2,194,787
UNITS OUTSTANDING
Units outstanding at beginning of period	278,697	143,945	42,937	221,680	88,057
Units issued	9,206	1,974	1,403	14,443	4,874
Units redeemed	(29,697)	(17,860)	(4,926)	(32,095)	(11,567)
Units outstanding at end of period	258,206	128,059	39,414	204,028	81,364
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Government	Growth	Invesco V.I.	Main Street	Main Street
	Securities	and Income	High Yield	Mid Cap	Small Cap
	Series II	Series II	Series I	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,466	$(26,524)	$12,219	$(32,739)	$(146,942)
Net realized gains (losses)	(13,568)	1,039,274	(10,031)	451,956	1,553,186
Change in unrealized gains (losses)	(125,027)	(1,751,221)	(55,753)	(821,791)	(3,670,498)
Increase (decrease) in net assets from operations	(137,129)	(738,471)	(53,565)	(402,574)	(2,264,254)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,296	10,357	—	5,140	12,041
Transfers for contract benefits and terminations	(47,299)	(532,793)	(82,521)	(146,850)	(826,938)
Loans-net	—	3,341	—	—	1,085
Contract maintenance charge	(1,548)	(5,680)	(90)	(1,887)	(5,328)
Transfers among the sub-accounts and with the
Fixed Account - net	(29,621)	(543,179)	(5,257)	(33,936)	(240,152)
Increase (decrease) in net assets from contract
transactions	(77,172)	(1,067,954)	(87,868)	(177,533)	(1,059,292)
INCREASE (DECREASE) IN NET ASSETS	(214,301)	(1,806,425)	(141,433)	(580,107)	(3,323,546)
NET ASSETS AT BEGINNING OF PERIOD	1,185,030	10,349,241	518,906	2,605,910	13,255,655
NET ASSETS AT END OF PERIOD	$970,729	$8,542,816	$377,473	$2,025,803	$9,932,109
UNITS OUTSTANDING
Units outstanding at beginning of period	98,862	318,261	25,151	88,906	289,305
Units issued	3,005	6,358	296	2,589	6,026
Units redeemed	(9,898)	(40,863)	(4,985)	(9,415)	(32,625)
Units outstanding at end of period	91,969	283,756	20,462	82,080	262,706

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	VIT Balanced	VIT Balanced	VIT Enterprise	VIT Flexible Bond	VIT Forty
	Institutional	Service	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(41,245)	$(11,951)	$(184,823)	$36,417	$(23,583)
Net realized gains (losses)	1,313,440	136,498	2,831,645	15,762	275,991
Change in unrealized gains (losses)	(4,638,767)	(553,773)	(5,679,537)	(693,370)	(1,055,838)
Increase (decrease) in net assets from operations	(3,366,572)	(429,226)	(3,032,715)	(641,191)	(803,430)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	33,218	1,016	38,575	11,278	—
Transfers for contract benefits and terminations	(1,998,481)	(201,060)	(737,020)	(420,014)	(153,547)
Loans-net	—	156	449	—	—
Contract maintenance charge	(6,944)	(1,626)	(6,916)	(1,326)	(196)
Transfers among the sub-accounts and with the
Fixed Account - net	(246,344)	7,048	(79,040)	(26,602)	(13,621)
Increase (decrease) in net assets from contract
transactions	(2,218,551)	(194,466)	(783,952)	(436,664)	(167,364)
INCREASE (DECREASE) IN NET ASSETS	(5,585,123)	(623,692)	(3,816,667)	(1,077,855)	(970,794)
NET ASSETS AT BEGINNING OF PERIOD	19,993,882	2,446,714	17,933,783	4,532,906	2,377,404
NET ASSETS AT END OF PERIOD	$14,408,759	$1,823,022	$14,117,116	$3,455,051	$1,406,610
UNITS OUTSTANDING
Units outstanding at beginning of period	366,905	66,628	261,496	184,364	31,258
Units issued	3,340	451	5,445	5,351	441
Units redeemed	(46,000)	(6,742)	(17,323)	(24,481)	(3,378)
Units outstanding at end of period	324,245	60,337	249,618	165,234	28,321
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Janus Henderson	Janus Henderson	Janus Henderson
	Janus Henderson	VIT Global	VIT Global	VIT Mid	Janus Henderson
	VIT Forty	Research	Research	Cap Value	VIT Overseas
	Service	Institutional	Service	Service	Service
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,624)	$(36,044)	$(2,195)	$(11,628)	$2,949
Net realized gains (losses)	370,571	1,311,952	67,250	273,907	(23,981)
Change in unrealized gains (losses)	(1,311,366)	(3,462,106)	(158,740)	(493,020)	(198,696)
Increase (decrease) in net assets from operations	(970,419)	(2,186,198)	(93,685)	(230,741)	(219,728)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	961	94,322	—	3,667	17,492
Transfers for contract benefits and terminations	(660,373)	(775,987)	(61,757)	(466,431)	(208,169)
Loans-net	—	—	—	52	104
Contract maintenance charge	(1,088)	(3,908)	(90)	(2,305)	(849)
Transfers among the sub-accounts and with the
Fixed Account - net	(15,133)	(23,970)	9,205	(93,209)	72,044
Increase (decrease) in net assets from contract
transactions	(675,633)	(709,543)	(52,642)	(558,226)	(119,378)
INCREASE (DECREASE) IN NET ASSETS	(1,646,052)	(2,895,741)	(146,327)	(788,967)	(339,106)
NET ASSETS AT BEGINNING OF PERIOD	3,076,467	10,838,024	445,867	3,308,963	2,022,096
NET ASSETS AT END OF PERIOD	$1,430,415	$7,942,283	$299,540	$2,519,996	$1,682,990
UNITS OUTSTANDING
Units outstanding at beginning of period	42,326	310,295	17,069	101,373	125,135
Units issued	1,111	5,916	732	409	20,465
Units redeemed	(13,427)	(25,054)	(3,304)	(18,935)	(30,169)
Units outstanding at end of period	30,010	291,157	14,497	82,847	115,431
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					Legg Mason
					Partners
	Janus Henderson	JPMorgan IT	Lazard Retirement	Lazard Retirement	Clearbridge
	VIT Research	Small Cap	Series Emerging	Series International	Variable Large
	Institutional	Core	Market Equity	Equity	Cap Value
	Shares	Class 1	Service Shares	Service Shares	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(128,081)	$(5,907)	$12,744	$2,518	$(9,930)
Net realized gains (losses)	1,987,360	129,561	(524)	9,365	231,701
Change in unrealized gains (losses)	(5,962,208)	(274,844)	(149,781)	(41,091)	(635,721)
Increase (decrease) in net assets from operations	(4,102,929)	(151,190)	(137,561)	(29,208)	(413,950)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	32,659	—	—	—	3,358
Transfers for contract benefits and terminations	(551,142)	(55,244)	(45,911)	(1,267)	(507,047)
Loans-net	—	—	—	—	—
Contract maintenance charge	(5,017)	(248)	(189)	(60)	(1,360)
Transfers among the sub-accounts and with the
Fixed Account - net	(128,378)	(1,657)	(22,012)	(26,787)	20,644
Increase (decrease) in net assets from contract
transactions	(651,878)	(57,149)	(68,112)	(28,114)	(484,405)
INCREASE (DECREASE) IN NET ASSETS	(4,754,807)	(208,339)	(205,673)	(57,322)	(898,355)
NET ASSETS AT BEGINNING OF PERIOD	13,517,797	737,704	841,136	179,166	5,148,007
NET ASSETS AT END OF PERIOD	$8,762,990	$529,365	$635,463	$121,844	$4,249,652
UNITS OUTSTANDING
Units outstanding at beginning of period	232,377	15,636	20,871	10,697	155,890
Units issued	3,121	29	544	977	8,093
Units redeemed	(16,372)	(1,533)	(2,604)	(3,015)	(24,127)
Units outstanding at end of period	219,126	14,132	18,811	8,659	139,856
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Legg Mason
	Partners
	Western Asset
	Variable Global	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	High Yield Bond	Growth	High Yield	Investors Trust	Investors Trust
	Class II	Initial Class	Service Class	Initial Class	Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$140,842	$(41,247)	$42,568	$(12,278)	$(4,952)
Net realized gains (losses)	(89,057)	339,608	(32,603)	214,883	61,250
Change in unrealized gains (losses)	(621,900)	(1,453,597)	(171,585)	(503,308)	(143,672)
Increase (decrease) in net assets from operations	(570,115)	(1,155,236)	(161,620)	(300,703)	(87,374)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,898	5,256	2,276	609	700
Transfers for contract benefits and terminations	(260,411)	(125,138)	(114,274)	(67,930)	(8,902)
Loans-net	—	—	—	—	—
Contract maintenance charge	(4,189)	(1,339)	(1,114)	(763)	(351)
Transfers among the sub-accounts and with the
Fixed Account - net	(29,249)	(7,338)	(15,301)	(2,710)	(2,513)
Increase (decrease) in net assets from contract
transactions	(284,951)	(128,559)	(128,413)	(70,794)	(11,066)
INCREASE (DECREASE) IN NET ASSETS	(855,066)	(1,283,795)	(290,033)	(371,497)	(98,440)
NET ASSETS AT BEGINNING OF PERIOD	3,775,415	3,581,690	1,346,056	1,728,507	488,861
NET ASSETS AT END OF PERIOD	$2,920,349	$2,297,895	$1,056,023	$1,357,010	$390,421
UNITS OUTSTANDING
Units outstanding at beginning of period	186,489	75,809	69,087	46,470	11,919
Units issued	5,350	317	1,375	191	91
Units redeemed	(21,737)	(4,266)	(8,652)	(2,416)	(407)
Units outstanding at end of period	170,102	71,860	61,810	44,245	11,603
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	MFS VIT
	Massachusetts
	Investors	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Growth Stock	New Discovery	New Discovery	Research	Total Return
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(36,755)	$(69,953)	$(23,911)	$(9,090)	$5,679
Net realized gains (losses)	331,798	1,314,540	459,403	141,130	504,806
Change in unrealized gains (losses)	(874,537)	(3,100,234)	(1,086,191)	(323,070)	(1,085,214)
Increase (decrease) in net assets from operations	(579,494)	(1,855,647)	(650,699)	(191,030)	(574,729)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,605	38,659	100	1,700	10,890
Transfers for contract benefits and terminations	(180,479)	(121,906)	(188,535)	(129,517)	(639,454)
Loans-net	—	—	595	—	35
Contract maintenance charge	(2,400)	(1,641)	(509)	(404)	(1,657)
Transfers among the sub-accounts and with the
Fixed Account - net	67,884	153,192	(19,432)	10,605	(156,465)
Increase (decrease) in net assets from contract
transactions	(111,390)	68,304	(207,781)	(117,616)	(786,651)
INCREASE (DECREASE) IN NET ASSETS	(690,884)	(1,787,343)	(858,480)	(308,646)	(1,361,380)
NET ASSETS AT BEGINNING OF PERIOD	2,826,957	5,994,511	2,151,496	1,071,828	5,471,481
NET ASSETS AT END OF PERIOD	$2,136,073	$4,207,168	$1,293,016	$763,182	$4,110,101
UNITS OUTSTANDING
Units outstanding at beginning of period	58,830	110,052	45,069	27,141	170,230
Units issued	3,187	8,483	1,329	1,066	5,259
Units redeemed	(5,960)	(7,932)	(7,016)	(4,839)	(30,703)
Units outstanding at end of period	56,057	110,603	39,382	23,368	144,786
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	MFS VIT	MFS VIT	MFS VIT	Morgan Stanley	Morgan Stanley
	Total Return	Utilities	Value	VIF Discovery	VIF Growth
	Service Class	Service Class	Service Class	Class I	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,200)	$5,926	$(3,539)	$(11,366)	$(109,868)
Net realized gains (losses)	197,522	62,906	95,690	153,420	3,089,892
Change in unrealized gains (losses)	(424,097)	(81,450)	(180,779)	(1,123,684)	(10,829,014)
Increase (decrease) in net assets from operations	(228,775)	(12,618)	(88,628)	(981,630)	(7,848,990)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,849	—	1,078	198	198
Transfers for contract benefits and terminations	(323,274)	(85,477)	(83,567)	(166,930)	(1,037,177)
Loans-net	—	—	—	—	—
Contract maintenance charge	(2,067)	(317)	(600)	(370)	(962)
Transfers among the sub-accounts and with the
Fixed Account - net	(16,626)	(28,927)	(38,335)	(60,068)	152,525
Increase (decrease) in net assets from contract
transactions	(337,118)	(114,721)	(121,424)	(227,170)	(885,416)
INCREASE (DECREASE) IN NET ASSETS	(565,893)	(127,339)	(210,052)	(1,208,800)	(8,734,406)
NET ASSETS AT BEGINNING OF PERIOD	2,140,546	937,512	1,186,337	1,681,112	13,497,548
NET ASSETS AT END OF PERIOD	$1,574,653	$810,173	$976,285	$472,312	$4,763,142
UNITS OUTSTANDING
Units outstanding at beginning of period	88,326	18,837	31,702	20,909	126,305
Units issued	1,434	182	194	572	6,651
Units redeemed	(16,806)	(2,394)	(3,684)	(5,422)	(19,527)
Units outstanding at end of period	72,954	16,625	28,212	16,059	113,429
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

			PIMCO VIT
			International
		Morgan Stanley	Bond (U.S.	PIMCO VIT	PIMCO VIT
	Morgan Stanley	VIF U.S.	Dollar-Hedged)	Real Return	Total Return
	VIF Growth	Real Estate	Institutional	Institutional	Institutional
	Class II	Class II	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,646)	$(19,174)	$(2,470)	$207,112	$146,579
Net realized gains (losses)	286,267	717,768	(38,101)	(9,088)	(332,577)
Change in unrealized gains (losses)	(1,068,539)	(1,783,029)	(455,860)	(748,805)	(2,222,697)
Increase (decrease) in net assets from operations	(792,918)	(1,084,435)	(496,431)	(550,781)	(2,408,695)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	325	7,504	3,690	2,966	15,894
Transfers for contract benefits and terminations	(133,099)	(250,665)	(315,073)	(503,307)	(1,499,296)
Loans-net	—	52	104	104	4,041
Contract maintenance charge	(210)	(3,656)	(3,915)	(5,337)	(8,039)
Transfers among the sub-accounts and with the
Fixed Account - net	(80,573)	117,443	(138,659)	(49,110)	(336,920)
Increase (decrease) in net assets from contract
transactions	(213,557)	(129,322)	(453,853)	(554,684)	(1,824,320)
INCREASE (DECREASE) IN NET ASSETS	(1,006,475)	(1,213,757)	(950,284)	(1,105,465)	(4,233,015)
NET ASSETS AT BEGINNING OF PERIOD	1,467,849	3,964,467	4,520,950	4,517,787	16,280,427
NET ASSETS AT END OF PERIOD	$461,374	$2,750,710	$3,570,666	$3,412,322	$12,047,412
UNITS OUTSTANDING
Units outstanding at beginning of period	14,855	129,104	244,218	272,662	866,206
Units issued	1,729	8,801	5,844	5,605	35,337
Units redeemed	(4,731)	(12,921)	(31,934)	(41,476)	(144,770)
Units outstanding at end of period	11,853	124,984	218,128	236,791	756,773
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Putnam VT	Rydex VT
	Putnam VT	International	Guggenheim		T. Rowe Price
	High Yield	Value	Long Short	Rydex VT	All-Cap
	Class IB	Class IB	Equity	NASDAQ-100®	Opportunities
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$23,303	$4,114	$(3,333)	$(16,847)	$(64,848)
Net realized gains (losses)	(8,951)	22,883	11,870	80,201	253,324
Change in unrealized gains (losses)	(105,546)	(98,397)	(68,253)	(556,527)	(1,354,397)
Increase (decrease) in net assets from operations	(91,194)	(71,400)	(59,716)	(493,173)	(1,165,921)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,285	1,096	—	94,210
Transfers for contract benefits and terminations	(41,256)	(43,696)	(60,823)	(70,156)	(317,334)
Loans-net	—	18	—	—	—
Contract maintenance charge	(195)	(376)	(309)	(149)	(851)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,324)	220,618	(4,105)	(8,192)	20,094
Increase (decrease) in net assets from contract
transactions	(48,775)	177,849	(64,141)	(78,497)	(203,881)
INCREASE (DECREASE) IN NET ASSETS	(139,969)	106,449	(123,857)	(571,670)	(1,369,802)
NET ASSETS AT BEGINNING OF PERIOD	720,572	910,010	392,086	1,441,683	5,262,600
NET ASSETS AT END OF PERIOD	$580,603	$1,016,459	$268,229	$870,013	$3,892,798
UNITS OUTSTANDING
Units outstanding at beginning of period	26,457	46,384	21,815	31,235	89,064
Units issued	202	14,992	955	148	3,409
Units redeemed	(2,164)	(4,926)	(5,146)	(2,369)	(7,038)
Units outstanding at end of period	24,495	56,450	17,624	29,014	85,435
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	T. Rowe Price			T. Rowe Price	T. Rowe Price
	Blue Chip	T. Rowe Price	T. Rowe Price	International	Mid-Cap
	Growth II	Equity Income	Equity Income II	Stock	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(83,997)	$21,501	$5,198	$(18,187)	$(113,096)
Net realized gains (losses)	564,788	462,461	646,975	33,005	280,540
Change in unrealized gains (losses)	(3,363,541)	(833,942)	(1,034,459)	(480,177)	(2,372,158)
Increase (decrease) in net assets from operations	(2,882,750)	(349,980)	(382,286)	(465,359)	(2,204,714)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,611	36,859	10,962	22,399	18,594
Transfers for contract benefits and terminations	(560,138)	(375,467)	(1,042,442)	(197,393)	(576,548)
Loans-net	—	664	1,085	406	—
Contract maintenance charge	(4,035)	(2,490)	(6,488)	(616)	(3,152)
Transfers among the sub-accounts and with the
Fixed Account - net	673,510	(20,914)	(544,326)	134,110	30,838
Increase (decrease) in net assets from contract
transactions	117,948	(361,348)	(1,581,209)	(41,094)	(530,268)
INCREASE (DECREASE) IN NET ASSETS	(2,764,802)	(711,328)	(1,963,495)	(506,453)	(2,734,982)
NET ASSETS AT BEGINNING OF PERIOD	7,370,560	7,452,774	8,518,877	2,864,627	9,407,441
NET ASSETS AT END OF PERIOD	$4,605,758	$6,741,446	$6,555,382	$2,358,174	$6,672,459
UNITS OUTSTANDING
Units outstanding at beginning of period	131,269	192,260	293,150	159,584	119,451
Units issued	22,143	12,433	3,763	18,397	1,204
Units redeemed	(17,963)	(22,010)	(60,061)	(19,168)	(8,779)
Units outstanding at end of period	135,449	182,683	236,852	158,813	111,876
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	VanEck VIP
	Emerging	VanEck VIP
	Markets	Global Resources
	Initial Class	Initial Class
	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,152)	$488
Net realized gains (losses)	121,254	14,450
Change in unrealized gains (losses)	(373,301)	55,929
Increase (decrease) in net assets from operations	(262,199)	70,867
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,192	5,404
Transfers for contract benefits and terminations	(44,486)	(115,311)
Loans-net	104	104
Contract maintenance charge	(539)	(621)
Transfers among the sub-accounts and with the
Fixed Account - net	27,330	9,085
Increase (decrease) in net assets from contract
transactions	(12,399)	(101,339)
INCREASE (DECREASE) IN NET ASSETS	(274,598)	(30,472)
NET ASSETS AT BEGINNING OF PERIOD	1,012,678	1,061,118
NET ASSETS AT END OF PERIOD	$738,080	$1,030,646
UNITS OUTSTANDING
Units outstanding at beginning of period	31,540	45,670
Units issued	1,884	2,317
Units redeemed	(2,537)	(6,472)
Units outstanding at end of period	30,887	41,515

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Large Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Class I-2	Class S	Class I-2	Class I-2*	Class S*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(163,282)	$(47,534)	$(16,101)	$(91,444)	$(63,278)
Net realized gains (losses)	2,979,642	833,036	610,186	1,669,947	1,861,916
Change in unrealized gains (losses)	(1,076,336)	(303,488)	585,303	(972,557)	(1,309,575)
Increase (decrease) in net assets from operations	1,740,024	482,014	1,179,388	605,946	489,063
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	40,976	12,968	15,569	23,235	6,572
Transfers for contract benefits and terminations	(1,533,436)	(345,904)	(450,279)	(491,275)	(2,587,654)
Loans-net	784	52	—	784	—
Contract maintenance charge	(4,385)	(726)	(1,698)	(3,273)	(1,221)
Transfers among the sub-accounts and with the
Fixed Account - net	(141,618)	(53,942)	(4,677)	107,736	(59,018)
Increase (decrease) in net assets from contract
transactions	(1,637,679)	(387,552)	(441,085)	(362,793)	(2,641,321)
INCREASE (DECREASE) IN NET ASSETS	102,345	94,462	738,303	243,153	(2,152,258)
NET ASSETS AT BEGINNING OF PERIOD	10,917,449	2,934,387	4,192,216	5,911,519	6,047,880
NET ASSETS AT END OF PERIOD	$11,019,794	$3,028,849	$4,930,519	$6,154,672	$3,895,622
UNITS OUTSTANDING
Units outstanding at beginning of period	179,040	46,606	137,909	139,202	128,131
Units issued	2,360	357	2,409	7,881	1,228
Units redeemed	(27,300)	(5,850)	(14,512)	(13,979)	(55,538)
Units outstanding at end of period	154,100	41,113	125,806	133,104	73,821

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Alger	Alger	Alger
	Mid Cap	Mid Cap	Small Cap	Allspring VT	Allspring VT
	Growth	Growth	Growth	Discovery	Opportunity
	Class I-2*	Class S*	Class I-2	Class 2	Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(154,041)	$(63,768)	$(84,513)	$(58,537)	$(59,437)
Net realized gains (losses)	3,972,391	1,726,695	2,034,218	613,000	417,206
Change in unrealized gains (losses)	(3,489,684)	(1,537,104)	(2,307,432)	(764,375)	454,367
Increase (decrease) in net assets from operations	328,666	125,823	(357,727)	(209,912)	812,136
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	44,732	5,926	2,669	8,756	10,105
Transfers for contract benefits and terminations	(1,139,810)	(534,761)	(698,852)	(641,416)	(449,374)
Loans-net	154	—	318	—	277
Contract maintenance charge	(4,082)	(1,365)	(2,226)	(1,685)	(1,705)
Transfers among the sub-accounts and with the
Fixed Account - net	(148,353)	(29,777)	(223,138)	(23,656)	(149,510)
Increase (decrease) in net assets from contract
transactions	(1,247,359)	(559,977)	(921,229)	(658,001)	(590,207)
INCREASE (DECREASE) IN NET ASSETS	(918,693)	(434,154)	(1,278,956)	(867,913)	221,929
NET ASSETS AT BEGINNING OF PERIOD	10,225,245	4,100,418	6,026,144	4,277,969	3,819,963
NET ASSETS AT END OF PERIOD	$9,306,552	$3,666,264	$4,747,188	$3,410,056	$4,041,892
UNITS OUTSTANDING
Units outstanding at beginning of period	211,278	109,512	141,790	64,748	109,362
Units issued	3,763	2,575	1,902	744	3,049
Units redeemed	(31,284)	(16,279)	(22,225)	(10,360)	(18,213)
Units outstanding at end of period	183,757	95,808	121,467	55,132	94,198
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		DWS	DWS	DWS	DWS
	DWS	CROCI®	Equity	Global Income	Global
	Core Equity VIP	International VIP	500 Index VIP	Builder VIP	Small Cap VIP
	Class A	Class A	Class B	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,024)	$5,758	$(6,954)	$21,515	$(25,142)
Net realized gains (losses)	86,361	(9,762)	95,276	69,556	17,633
Change in unrealized gains (losses)	153,541	45,458	225,858	129,662	265,414
Increase (decrease) in net assets from operations	230,878	41,454	314,180	220,733	257,905
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,442	1,020	—	4,259	7,381
Transfers for contract benefits and terminations	(130,275)	(146,608)	(78,057)	(213,353)	(131,549)
Loans-net	318	—	—	—	—
Contract maintenance charge	(397)	(171)	—	(1,155)	(1,105)
Transfers among the sub-accounts and with the
Fixed Account - net	5,773	23,213	38,977	213,338	29,146
Increase (decrease) in net assets from contract
transactions	(123,139)	(122,546)	(39,080)	3,089	(96,127)
INCREASE (DECREASE) IN NET ASSETS	107,739	(81,092)	275,100	223,822	161,778
NET ASSETS AT BEGINNING OF PERIOD	1,047,869	601,135	1,208,751	2,288,819	1,976,125
NET ASSETS AT END OF PERIOD	$1,155,608	$520,043	$1,483,851	$2,512,641	$2,137,903
UNITS OUTSTANDING
Units outstanding at beginning of period	36,795	63,333	29,834	118,600	71,793
Units issued	2,522	2,589	1,038	11,796	5,506
Units redeemed	(6,554)	(16,540)	(1,799)	(11,467)	(9,043)
Units outstanding at end of period	32,763	49,382	29,073	118,929	68,256
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Federated	Federated
		Federated	Hermes	Hermes
	DWS	Hermes	High Income	Managed
	Small	Fund for	Bond	Volatility	Fidelity VIP
	Cap Index VIP	U.S. Government	Fund II	Fund II	Asset Manager
	Class B	Securities II	Primary Shares	Primary Shares	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,340)	$22,372	$149,245	$5,930	$9,040
Net realized gains (losses)	21,041	(7,423)	(9,401)	57,693	71,434
Change in unrealized gains (losses)	7,356	(162,744)	4,269	164,411	215,993
Increase (decrease) in net assets from operations	26,057	(147,795)	144,113	228,034	296,467
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	8,642	10,200	1,091	208,846
Transfers for contract benefits and terminations	(25,686)	(396,520)	(541,179)	(284,565)	(219,846)
Loans-net	—	—	(1,445)	(62)	(712)
Contract maintenance charge	—	(2,004)	(1,849)	(622)	(1,402)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,125)	136,595	167,135	96,728	309,145
Increase (decrease) in net assets from contract
transactions	(26,811)	(253,287)	(367,138)	(187,430)	296,031
INCREASE (DECREASE) IN NET ASSETS	(754)	(401,082)	(223,025)	40,604	592,498
NET ASSETS AT BEGINNING OF PERIOD	212,723	4,369,495	4,371,868	1,434,901	3,390,442
NET ASSETS AT END OF PERIOD	$211,969	$3,968,413	$4,148,843	$1,475,505	$3,982,940
UNITS OUTSTANDING
Units outstanding at beginning of period	4,980	249,165	154,865	66,982	114,372
Units issued	5	12,391	30,478	5,240	20,827
Units redeemed	(564)	(26,608)	(43,480)	(12,349)	(8,218)
Units outstanding at end of period	4,421	234,948	141,863	59,873	126,981
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Asset Manager	Contrafund	Contrafund	Equity-Income	Equity-Income
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,049)	$(459,158)	$(153,711)	$52,906	$1,955
Net realized gains (losses)	59,886	6,067,400	1,961,289	1,705,055	897,740
Change in unrealized gains (losses)	67,906	1,820,027	504,406	839,051	350,054
Increase (decrease) in net assets from operations	123,743	7,428,269	2,311,984	2,597,012	1,249,749
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,908	78,668	37,824	33,791	16,745
Transfers for contract benefits and terminations	(184,186)	(3,405,851)	(1,096,240)	(1,389,631)	(774,129)
Loans-net	—	2,363	—	(2,400)	2,928
Contract maintenance charge	(905)	(10,415)	(7,235)	(4,803)	(3,669)
Transfers among the sub-accounts and with the
Fixed Account - net	(606)	(568,210)	(446,533)	(154,941)	(198,333)
Increase (decrease) in net assets from contract
transactions	(177,789)	(3,903,445)	(1,512,184)	(1,517,984)	(956,458)
INCREASE (DECREASE) IN NET ASSETS	(54,046)	3,524,824	799,800	1,079,028	293,291
NET ASSETS AT BEGINNING OF PERIOD	1,617,423	30,692,406	9,904,997	11,919,614	5,872,518
NET ASSETS AT END OF PERIOD	$1,563,377	$34,217,230	$10,704,797	$12,998,642	$6,165,809
UNITS OUTSTANDING
Units outstanding at beginning of period	77,360	556,047	232,720	289,245	248,730
Units issued	4,415	9,049	1,677	5,309	6,114
Units redeemed	(12,248)	(71,177)	(34,293)	(39,047)	(41,687)
Units outstanding at end of period	69,527	493,919	200,104	255,507	213,157
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Fidelity VIP	Fidelity VIP
	Government	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Money Market	Growth	Growth	Index 500
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(224,560)	$(117,866)	$(327,183)	$(95,603)	$(64,741)
Net realized gains (losses)	—	—	6,281,266	1,696,722	1,615,176
Change in unrealized gains (losses)	—	(1)	(1,656,383)	(426,146)	4,277,740
Increase (decrease) in net assets from operations	(224,560)	(117,867)	4,297,700	1,174,973	5,828,175
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	56,784	12,851	117,724	4,241	470,537
Transfers for contract benefits and terminations	(2,685,940)	(2,440,268)	(2,776,524)	(651,705)	(1,567,391)
Loans-net	4,396	—	2,844	—	(173)
Contract maintenance charge	(19,691)	(9,692)	(7,353)	(1,297)	(8,999)
Transfers among the sub-accounts and with the
Fixed Account - net	2,201,627	2,147,002	(422,928)	(106,441)	(359,615)
Increase (decrease) in net assets from contract
transactions	(442,824)	(290,107)	(3,086,237)	(755,202)	(1,465,641)
INCREASE (DECREASE) IN NET ASSETS	(667,384)	(407,974)	1,211,463	419,771	4,362,534
NET ASSETS AT BEGINNING OF PERIOD	15,855,228	7,481,121	21,414,546	5,971,440	22,507,811
NET ASSETS AT END OF PERIOD	$15,187,844	$7,073,147	$22,626,009	$6,391,211	$26,870,345
UNITS OUTSTANDING
Units outstanding at beginning of period	1,521,951	798,753	440,651	122,498	678,756
Units issued	448,450	244,783	9,767	748	22,347
Units redeemed	(487,068)	(276,752)	(65,754)	(14,341)	(58,459)
Units outstanding at end of period	1,483,333	766,784	384,664	108,905	642,644
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

					Goldman Sachs
		Fidelity VIP			VIT International
	Fidelity VIP	Investment	Fidelity VIP	Fidelity VIP	Equity Insights
	Index 500	Grade Bond	Overseas	Overseas	Institutional
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(72,099)	$13,309	$(47,548)	$(68,860)	$6,373
Net realized gains (losses)	1,863,740	214,594	603,216	890,667	11,515
Change in unrealized gains (losses)	1,171,500	(375,311)	212,500	79,933	24,296
Increase (decrease) in net assets from operations	2,963,141	(147,408)	768,168	901,740	42,184
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	35,825	16,747	39,866	21,195	—
Transfers for contract benefits and terminations	(2,139,474)	(793,226)	(321,039)	(987,379)	(5,243)
Loans-net	2,803	2,342	484	—	—
Contract maintenance charge	(9,606)	(6,383)	(1,613)	(4,989)	(107)
Transfers among the sub-accounts and with the
Fixed Account - net	(533,190)	411,252	(355,943)	(273,978)	17,719
Increase (decrease) in net assets from contract
transactions	(2,643,642)	(369,268)	(638,245)	(1,245,151)	12,369
INCREASE (DECREASE) IN NET ASSETS	319,499	(516,676)	129,923	(343,411)	54,553
NET ASSETS AT BEGINNING OF PERIOD	12,321,825	6,258,833	4,590,145	5,765,241	388,719
NET ASSETS AT END OF PERIOD	$12,641,324	$5,742,157	$4,720,068	$5,421,830	$443,272
UNITS OUTSTANDING
Units outstanding at beginning of period	362,578	387,294	217,035	273,052	28,084
Units issued	4,070	29,509	5,348	6,225	1,356
Units redeemed	(72,011)	(51,738)	(32,737)	(60,564)	(489)
Units outstanding at end of period	294,637	365,065	189,646	218,713	28,951
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Goldman Sachs	Goldman Sachs	Invesco
	VIT Mid	VIT Small Cap	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Cap Value	Equity Insights	International	American	American
	Institutional	Institutional	Growth	Franchise	Franchise
	Shares	Shares	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(14,714)	$(3,955)	$(15,281)	$(5,829)	$(9,597)
Net realized gains (losses)	246,964	94,564	149,022	47,179	116,420
Change in unrealized gains (losses)	107,064	(15,897)	(51,063)	(9,647)	(49,004)
Increase (decrease) in net assets from operations	339,314	74,712	82,678	31,703	57,819
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,491	—	1,200	—	895
Transfers for contract benefits and terminations	(215,187)	(22,316)	(131,647)	(7,550)	(46,181)
Loans-net	—	—	—	—	1
Contract maintenance charge	(1,442)	(154)	(203)	—	(227)
Transfers among the sub-accounts and with the
Fixed Account - net	(105,476)	(24,507)	8,357	(1,111)	(41,714)
Increase (decrease) in net assets from contract
transactions	(320,614)	(46,977)	(122,293)	(8,661)	(87,226)
INCREASE (DECREASE) IN NET ASSETS	18,700	27,735	(39,615)	23,042	(29,407)
NET ASSETS AT BEGINNING OF PERIOD	1,270,624	349,577	1,024,996	319,311	603,549
NET ASSETS AT END OF PERIOD	$1,289,324	$377,312	$985,381	$342,353	$574,142
UNITS OUTSTANDING
Units outstanding at beginning of period	97,719	8,480	36,556	10,828	18,694
Units issued	649	60	1,411	43	80
Units redeemed	(21,430)	(1,034)	(5,611)	(314)	(2,578)
Units outstanding at end of period	76,938	7,506	32,356	10,557	16,196
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

				Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid	Invesco V.I.
	American Value	American Value	Core Equity	Cap Growth	Global
	Series I	Series II	Series II	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(98,716)	$(12,249)	$(14,028)	$(74,711)	$(56,680)
Net realized gains (losses)	203,732	5,903	83,898	884,770	424,879
Change in unrealized gains (losses)	1,694,793	81,113	208,460	(31,862)	91,916
Increase (decrease) in net assets from operations	1,799,809	74,767	278,330	778,197	460,115
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,214	160	2,351	15,307	18,706
Transfers for contract benefits and terminations	(874,861)	(149,896)	(294,539)	(442,030)	(533,469)
Loans-net	—	—	—	—	1,274
Contract maintenance charge	(2,212)	(995)	(1,264)	(2,220)	(1,330)
Transfers among the sub-accounts and with the
Fixed Account - net	3,070,550	1,586,045	(91,211)	(158,692)	(27,603)
Increase (decrease) in net assets from contract
transactions	2,200,691	1,435,314	(384,663)	(587,635)	(542,422)
INCREASE (DECREASE) IN NET ASSETS	4,000,500	1,510,081	(106,333)	190,562	(82,307)
NET ASSETS AT BEGINNING OF PERIOD	6,580,753	—	1,295,692	4,792,929	3,627,249
NET ASSETS AT END OF PERIOD	$10,581,253	$1,510,081	$1,189,359	$4,983,491	$3,544,942
UNITS OUTSTANDING
Units outstanding at beginning of period	217,260	—	58,467	248,677	102,198
Units issued	102,211	163,164	236	13,503	1,180
Units redeemed	(40,774)	(19,219)	(15,766)	(40,500)	(15,321)
Units outstanding at end of period	278,697	143,945	42,937	221,680	88,057
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Government	Growth	Invesco V.I.	Main Street	Main Street
	Securities	and Income	High Yield	Mid Cap	Small Cap
	Series II	Series II	Series I	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,854	$(24,292)	$17,074	$(34,045)	$(189,468)
Net realized gains (losses)	(556)	365,545	(53)	342	1,655,415
Change in unrealized gains (losses)	(56,664)	2,115,925	(1,858)	530,988	1,022,339
Increase (decrease) in net assets from operations	(49,366)	2,457,178	15,163	497,285	2,488,286
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	820	20,276	76	4,989	25,571
Transfers for contract benefits and terminations	(116,149)	(1,620,818)	(69,168)	(379,324)	(1,758,210)
Loans-net	—	3,973	—	1	1,171
Contract maintenance charge	(1,687)	(6,328)	(101)	(2,127)	(6,471)
Transfers among the sub-accounts and with the
Fixed Account - net	78,494	(474,919)	16,611	(103,026)	(213,353)
Increase (decrease) in net assets from contract
transactions	(38,522)	(2,077,816)	(52,582)	(479,487)	(1,951,292)
INCREASE (DECREASE) IN NET ASSETS	(87,888)	379,362	(37,419)	17,798	536,994
NET ASSETS AT BEGINNING OF PERIOD	1,272,918	9,969,879	556,325	2,588,112	12,718,661
NET ASSETS AT END OF PERIOD	$1,185,030	$10,349,241	$518,906	$2,605,910	$13,255,655
UNITS OUTSTANDING
Units outstanding at beginning of period	102,093	386,928	27,723	106,623	333,394
Units issued	7,540	9,508	924	1,068	5,008
Units redeemed	(10,771)	(78,175)	(3,496)	(18,785)	(49,097)
Units outstanding at end of period	98,862	318,261	25,151	88,906	289,305

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	VIT Balanced	VIT Balanced	VIT Enterprise	VIT Flexible Bond	VIT Forty
	Institutional	Service	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(113,824)	$(22,219)	$(197,873)	$26,006	$(36,107)
Net realized gains (losses)	1,450,917	177,860	2,624,566	135,411	378,424
Change in unrealized gains (losses)	1,500,482	192,880	57,823	(270,093)	98,125
Increase (decrease) in net assets from operations	2,837,575	348,521	2,484,516	(108,676)	440,442
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	238,040	5,863	61,583	117,263	—
Transfers for contract benefits and terminations	(2,544,427)	(276,848)	(2,080,311)	(449,421)	(207,517)
Loans-net	(1,078)	155	207	(520)	—
Contract maintenance charge	(7,269)	(1,823)	(7,131)	(1,408)	(199)
Transfers among the sub-accounts and with the
Fixed Account - net	(97,928)	(67,070)	(149,173)	298,250	(14,510)
Increase (decrease) in net assets from contract
transactions	(2,412,662)	(339,723)	(2,174,825)	(35,836)	(222,226)
INCREASE (DECREASE) IN NET ASSETS	424,913	8,798	309,691	(144,512)	218,216
NET ASSETS AT BEGINNING OF PERIOD	19,568,969	2,437,916	17,624,092	4,677,418	2,159,188
NET ASSETS AT END OF PERIOD	$19,993,882	$2,446,714	$17,933,783	$4,532,906	$2,377,404
UNITS OUTSTANDING
Units outstanding at beginning of period	413,168	76,453	311,485	185,441	34,286
Units issued	13,255	604	3,071	23,168	193
Units redeemed	(59,518)	(10,429)	(53,060)	(24,245)	(3,221)
Units outstanding at end of period	366,905	66,628	261,496	184,364	31,258
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Janus Henderson	Janus Henderson	Janus Henderson
	Janus Henderson	VIT Global	VIT Global	VIT Mid	Janus Henderson
	VIT Forty	Research	Research	Cap Value	VIT Overseas
	Service	Institutional	Service	Service	Service
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,718)	$(99,600)	$(4,759)	$(41,707)	$(10,296)
Net realized gains (losses)	541,979	1,168,629	38,593	48,759	44,861
Change in unrealized gains (losses)	70,704	542,304	30,089	519,463	190,806
Increase (decrease) in net assets from operations	562,965	1,611,333	63,923	526,515	225,371
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,875	20,999	30	13,012	9,600
Transfers for contract benefits and terminations	(296,880)	(1,164,981)	(26,003)	(312,959)	(270,674)
Loans-net	—	(1,492)	—	52	103
Contract maintenance charge	(1,388)	(4,225)	(98)	(2,822)	(1,191)
Transfers among the sub-accounts and with the
Fixed Account - net	(67,701)	(55,609)	(1,056)	(33,633)	18,499
Increase (decrease) in net assets from contract
transactions	(362,094)	(1,205,308)	(27,127)	(336,350)	(243,663)
INCREASE (DECREASE) IN NET ASSETS	200,871	406,025	36,796	190,165	(18,292)
NET ASSETS AT BEGINNING OF PERIOD	2,875,596	10,431,999	409,071	3,118,798	2,040,388
NET ASSETS AT END OF PERIOD	$3,076,467	$10,838,024	$445,867	$3,308,963	$2,022,096
UNITS OUTSTANDING
Units outstanding at beginning of period	47,943	339,445	18,179	112,346	140,817
Units issued	888	1,836	47	1,086	13,903
Units redeemed	(6,505)	(30,986)	(1,157)	(12,059)	(29,585)
Units outstanding at end of period	42,326	310,295	17,069	101,373	125,135
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

					Legg Mason
					Partners
	Janus Henderson	JPMorgan IT	Lazard Retirement	Lazard Retirement	Clearbridge
	VIT Research	Small Cap	Series Emerging	Series International	Variable Large
	Institutional	Core	Market Equity	Equity	Cap Value
	Shares	Class 1	Service Shares	Service Shares	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(174,260)	$(8,234)	$2,983	$(970)	$(27,088)
Net realized gains (losses)	1,751,907	123,481	16,405	2,823	643,825
Change in unrealized gains (losses)	644,204	41,337	15,359	6,174	500,295
Increase (decrease) in net assets from operations	2,221,851	156,584	34,747	8,027	1,117,032
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	45,534	—	—	—	5,229
Transfers for contract benefits and terminations	(1,904,511)	(238,566)	(80,402)	(17,067)	(819,024)
Loans-net	—	—	—	—	—
Contract maintenance charge	(5,547)	(258)	(205)	(64)	(1,341)
Transfers among the sub-accounts and with the
Fixed Account - net	(384,145)	(19,829)	16,948	1,578	76,125
Increase (decrease) in net assets from contract
transactions	(2,248,669)	(258,653)	(63,659)	(15,553)	(739,011)
INCREASE (DECREASE) IN NET ASSETS	(26,818)	(102,069)	(28,912)	(7,526)	378,021
NET ASSETS AT BEGINNING OF PERIOD	13,544,615	839,773	870,048	186,692	4,769,986
NET ASSETS AT END OF PERIOD	$13,517,797	$737,704	$841,136	$179,166	$5,148,007
UNITS OUTSTANDING
Units outstanding at beginning of period	267,342	21,457	22,443	11,640	179,668
Units issued	5,164	459	645	133	10,986
Units redeemed	(40,129)	(6,280)	(2,217)	(1,076)	(34,764)
Units outstanding at end of period	232,377	15,636	20,871	10,697	155,890
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Legg Mason
	Partners
	Western Asset
	Variable Global	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	High Yield Bond	Growth	High Yield	Investors Trust	Investors Trust
	Class II	Initial Class	Service Class	Initial Class	Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$91,346	$(54,219)	$44,391	$(14,990)	$(5,963)
Net realized gains (losses)	(8,216)	756,118	(11,736)	251,686	77,930
Change in unrealized gains (losses)	(99,680)	(15,404)	(11,741)	134,516	40,108
Increase (decrease) in net assets from operations	(16,550)	686,495	20,914	371,212	112,075
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	22,159	5,450	2,513	7,281	700
Transfers for contract benefits and terminations	(386,739)	(378,545)	(202,473)	(505,025)	(129,614)
Loans-net	—	—	—	—	—
Contract maintenance charge	(4,739)	(1,521)	(1,365)	(741)	(384)
Transfers among the sub-accounts and with the
Fixed Account - net	229,339	(176,044)	49,989	(7,952)	(27,505)
Increase (decrease) in net assets from contract
transactions	(139,980)	(550,660)	(151,336)	(506,437)	(156,803)
INCREASE (DECREASE) IN NET ASSETS	(156,530)	135,835	(130,422)	(135,225)	(44,728)
NET ASSETS AT BEGINNING OF PERIOD	3,931,945	3,445,855	1,476,478	1,863,732	533,589
NET ASSETS AT END OF PERIOD	$3,775,415	$3,581,690	$1,346,056	$1,728,507	$488,861
UNITS OUTSTANDING
Units outstanding at beginning of period	193,423	89,765	76,796	64,096	16,096
Units issued	15,266	767	3,418	2,163	69
Units redeemed	(22,200)	(14,723)	(11,127)	(19,789)	(4,246)
Units outstanding at end of period	186,489	75,809	69,087	46,470	11,919
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	MFS VIT
	Massachusetts
	Investors	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Growth Stock	New Discovery	New Discovery	Research	Total Return
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(44,030)	$(104,706)	$(38,147)	$(10,340)	$12,544
Net realized gains (losses)	641,838	1,611,008	542,852	93,435	571,804
Change in unrealized gains (losses)	12,279	(1,420,640)	(484,575)	128,157	104,869
Increase (decrease) in net assets from operations	610,087	85,662	20,130	211,252	689,217
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,323	48,172	125	813	14,046
Transfers for contract benefits and terminations	(385,499)	(1,205,518)	(339,023)	(80,563)	(1,078,450)
Loans-net	—	—	784	—	184
Contract maintenance charge	(2,903)	(2,071)	(627)	(458)	(1,755)
Transfers among the sub-accounts and with the
Fixed Account - net	(152,054)	(335,458)	(311)	(10,867)	(41,625)
Increase (decrease) in net assets from contract
transactions	(531,133)	(1,494,875)	(339,052)	(91,075)	(1,107,600)
INCREASE (DECREASE) IN NET ASSETS	78,954	(1,409,213)	(318,922)	120,177	(418,383)
NET ASSETS AT BEGINNING OF PERIOD	2,748,003	7,403,724	2,470,418	951,651	5,889,864
NET ASSETS AT END OF PERIOD	$2,826,957	$5,994,511	$2,151,496	$1,071,828	$5,471,481
UNITS OUTSTANDING
Units outstanding at beginning of period	70,648	140,195	51,542	29,797	206,510
Units issued	11,084	3,235	897	141	3,662
Units redeemed	(22,902)	(33,378)	(7,370)	(2,797)	(39,942)
Units outstanding at end of period	58,830	110,052	45,069	27,141	170,230
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	MFS VIT	MFS VIT	MFS VIT	Morgan Stanley	Morgan Stanley
	Total Return	Utilities	Value	VIF Discovery	VIF Growth
	Service Class	Service Class	Service Class	Class I	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$261	$(390)	$(4,105)	$(30,028)	$(238,900)
Net realized gains (losses)	190,880	82,349	76,759	895,211	4,725,067
Change in unrealized gains (losses)	60,973	25,305	167,453	(1,097,509)	(4,588,356)
Increase (decrease) in net assets from operations	252,114	107,264	240,107	(232,326)	(102,189)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,965	30	700	198	540
Transfers for contract benefits and terminations	(342,587)	(165,390)	(139,699)	(250,759)	(1,306,161)
Loans-net	1	—	—	—	—
Contract maintenance charge	(2,375)	(307)	(1,060)	(600)	(1,418)
Transfers among the sub-accounts and with the
Fixed Account - net	(12,926)	(28,156)	(31,909)	(28,168)	(148,323)
Increase (decrease) in net assets from contract
transactions	(352,922)	(193,823)	(171,968)	(279,329)	(1,455,362)
INCREASE (DECREASE) IN NET ASSETS	(100,808)	(86,559)	68,139	(511,655)	(1,557,551)
NET ASSETS AT BEGINNING OF PERIOD	2,241,354	1,024,071	1,118,198	2,192,767	15,055,099
NET ASSETS AT END OF PERIOD	$2,140,546	$937,512	$1,186,337	$1,681,112	$13,497,548
UNITS OUTSTANDING
Units outstanding at beginning of period	103,621	22,924	36,958	23,988	138,715
Units issued	585	120	244	97	776
Units redeemed	(15,880)	(4,207)	(5,500)	(3,176)	(13,186)
Units outstanding at end of period	88,326	18,837	31,702	20,909	126,305
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			PIMCO VIT
			International
		Morgan Stanley	Bond (U.S.	PIMCO VIT	PIMCO VIT
	Morgan Stanley	VIF U.S.	Dollar-Hedged)	Real Return	Total Return
	VIF Growth	Real Estate	Institutional	Institutional	Institutional
	Class II	Class II	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(27,843)	$8,744	$1,867	$158,512	$52,219
Net realized gains (losses)	639,629	277,594	65,077	64,408	796,501
Change in unrealized gains (losses)	(611,658)	963,539	(229,423)	(40,039)	(1,350,627)
Increase (decrease) in net assets from operations	128	1,249,877	(162,479)	182,881	(501,907)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	14,145	18,867	8,186	49,875
Transfers for contract benefits and terminations	(170,782)	(766,585)	(565,358)	(687,918)	(2,352,739)
Loans-net	—	52	103	103	3,982
Contract maintenance charge	(283)	(5,191)	(4,331)	(6,426)	(10,007)
Transfers among the sub-accounts and with the
Fixed Account - net	(27,019)	(427,468)	398,661	165,225	341,245
Increase (decrease) in net assets from contract
transactions	(198,084)	(1,185,047)	(152,058)	(520,830)	(1,967,644)
INCREASE (DECREASE) IN NET ASSETS	(197,956)	64,830	(314,537)	(337,949)	(2,469,551)
NET ASSETS AT BEGINNING OF PERIOD	1,665,805	3,899,637	4,835,487	4,855,736	18,749,978
NET ASSETS AT END OF PERIOD	$1,467,849	$3,964,467	$4,520,950	$4,517,787	$16,280,427
UNITS OUTSTANDING
Units outstanding at beginning of period	16,630	174,313	252,520	304,787	974,482
Units issued	1,544	16,090	34,352	21,795	72,634
Units redeemed	(3,319)	(61,299)	(42,654)	(53,920)	(180,910)
Units outstanding at end of period	14,855	129,104	244,218	272,662	866,206
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Putnam VT	Rydex VT
	Putnam VT	International	Guggenheim		T. Rowe Price
	High Yield	Value	Long Short	Rydex VT	All-Cap
	Class IB	Class IB	Equity	NASDAQ-100®	Opportunities
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$26,032	$5,021	$(3,425)	$(22,339)	$(78,114)
Net realized gains (losses)	(6,734)	10,283	9,850	249,224	1,474,860
Change in unrealized gains (losses)	6,562	100,276	68,032	74,531	(504,373)
Increase (decrease) in net assets from operations	25,860	115,580	74,457	301,416	892,373
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30	3,529	830	—	12,310
Transfers for contract benefits and terminations	(124,727)	(105,369)	(38,634)	(223,488)	(1,204,140)
Loans-net	—	92	—	—	—
Contract maintenance charge	(199)	(361)	(389)	(167)	(852)
Transfers among the sub-accounts and with the
Fixed Account - net	17,976	(20,598)	(6,415)	393	(46,051)
Increase (decrease) in net assets from contract
transactions	(106,920)	(122,707)	(44,608)	(223,262)	(1,238,733)
INCREASE (DECREASE) IN NET ASSETS	(81,060)	(7,127)	29,849	78,154	(346,360)
NET ASSETS AT BEGINNING OF PERIOD	801,632	917,137	362,237	1,363,529	5,608,960
NET ASSETS AT END OF PERIOD	$720,572	$910,010	$392,086	$1,441,683	$5,262,600
UNITS OUTSTANDING
Units outstanding at beginning of period	30,415	52,902	24,547	36,142	114,672
Units issued	837	3,446	464	142	5,513
Units redeemed	(4,795)	(9,964)	(3,196)	(5,049)	(31,121)
Units outstanding at end of period	26,457	46,384	21,815	31,235	89,064
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	T. Rowe Price			T. Rowe Price	T. Rowe Price
	Blue Chip	T. Rowe Price	T. Rowe Price	International	Mid-Cap
	Growth II	Equity Income	Equity Income II	Stock	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(118,548)	$(1,544)	$(17,600)	$(28,745)	$(146,241)
Net realized gains (losses)	1,845,913	720,888	1,017,062	255,432	1,368,575
Change in unrealized gains (losses)	(625,801)	818,428	817,668	(228,798)	(62,838)
Increase (decrease) in net assets from operations	1,101,564	1,537,772	1,817,130	(2,111)	1,159,496
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	24,455	36,749	25,703	21,908	18,814
Transfers for contract benefits and terminations	(1,028,489)	(766,591)	(1,041,759)	(274,558)	(1,071,580)
Loans-net	—	1,230	1,171	677	—
Contract maintenance charge	(5,636)	(2,468)	(7,666)	(674)	(3,313)
Transfers among the sub-accounts and with the
Fixed Account - net	(300,879)	(186,475)	(487,170)	251,967	16,230
Increase (decrease) in net assets from contract
transactions	(1,310,549)	(917,555)	(1,509,721)	(680)	(1,039,849)
INCREASE (DECREASE) IN NET ASSETS	(208,985)	620,217	307,409	(2,791)	119,647
NET ASSETS AT BEGINNING OF PERIOD	7,579,545	6,832,557	8,211,468	2,867,418	9,287,794
NET ASSETS AT END OF PERIOD	$7,370,560	$7,452,774	$8,518,877	$2,864,627	$9,407,441
UNITS OUTSTANDING
Units outstanding at beginning of period	155,615	217,644	348,200	160,361	134,043
Units issued	4,503	3,482	9,948	15,708	1,540
Units redeemed	(28,849)	(28,866)	(64,998)	(16,485)	(16,132)
Units outstanding at end of period	131,269	192,260	293,150	159,584	119,451
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	VanEck VIP
	Emerging	VanEck VIP
	Markets	Global Resources
	Initial Class	Initial Class
	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,473)	$(13,321)
Net realized gains (losses)	59,589	427
Change in unrealized gains (losses)	(206,150)	182,425
Increase (decrease) in net assets from operations	(155,034)	169,531
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,100	7,669
Transfers for contract benefits and terminations	(148,332)	(102,668)
Loans-net	103	103
Contract maintenance charge	(665)	(559)
Transfers among the sub-accounts and with the
Fixed Account - net	83,338	(4,645)
Increase (decrease) in net assets from contract
transactions	(60,456)	(100,100)
INCREASE (DECREASE) IN NET ASSETS	(215,490)	69,431
NET ASSETS AT BEGINNING OF PERIOD	1,228,168	991,687
NET ASSETS AT END OF PERIOD	$1,012,678	$1,061,118
UNITS OUTSTANDING
Units outstanding at beginning of period	32,929	49,717
Units issued	2,913	1,786
Units redeemed	(4,302)	(5,833)
Units outstanding at end of period	31,540	45,670

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization
Lincoln Benefit Life Variable Annuity Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company (“Lincoln Benefit”). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). In 2006, Lincoln Benefit entered into an administrative services agreement (the “Agreement”) with Allstate Life Insurance Company (“ALIC”), whereby ALIC agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. ALIC subsequently appointed The Prudential Insurance Company of America (“Prudential”) as administrator of the contracts. In accordance with an administrative services agreement between ALIC and Prudential (the “Sub-contracting Agreement”), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (ELIC, formerly known as ALIC) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ALIC. Subsequently ALIC was renamed ELIC.
The obligations of Prudential under the Sub-contracting Agreement are to ELIC and ELIC continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit’s obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.
Lincoln Benefit issued six variable annuity contracts; Investor’s Select, Consultant I, Consultant II, Consultant Solutions (Classic, Elite, Plus, Select), Premier Planner, and LBL Advantage (collectively the “Contracts”), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new contractholders. Absent any contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alger Capital Appreciation Class I-2	Federated Hermes Managed Volatility Fund II Primary Shares
Alger Capital Appreciation Class S	Fidelity VIP Asset Manager Initial Class
Alger Growth & Income Class I-2	Fidelity VIP Asset Manager Service Class 2
Alger Large Cap Growth Class I-2*	Fidelity VIP Contrafund Initial Class
Alger Large Cap Growth Class S*	Fidelity VIP Contrafund Service Class 2
Alger Mid Cap Growth Class I-2*	Fidelity VIP Equity-Income Initial Class
Alger Mid Cap Growth Class S*	Fidelity VIP Equity-Income Service Class 2
Alger Small Cap Growth Class I-2	Fidelity VIP Government Money Market Initial Class
Allspring VT Discovery Class 2	Fidelity VIP Government Money Market Service Class 2
Allspring VT Opportunity Class 2	Fidelity VIP Growth Initial Class
DWS Core Equity VIP Class A	Fidelity VIP Growth Service Class 2
DWS CROCI® International VIP Class A	Fidelity VIP Index 500 Initial Class
DWS Equity 500 Index VIP Class B	Fidelity VIP Index 500 Service Class 2
DWS Global Income Builder VIP Class A	Fidelity VIP Investment Grade Bond Service Class 2
DWS Global Small Cap VIP Class A	Fidelity VIP Overseas Initial Class
DWS Small Cap Index VIP Class B	Fidelity VIP Overseas Service Class 2
Federated Hermes Fund for U.S. Government Securities II	Goldman Sachs VIT International Equity Insights Institutional Shares
Federated Hermes High Income Bond Fund II Primary Shares	Goldman Sachs VIT Mid Cap Value Institutional Shares

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	MFS VIT High Yield Service Class
Invesco Oppenheimer V.I. International Growth Series II	MFS VIT Investors Trust Initial Class
Invesco V.I. American Franchise Series I	MFS VIT Investors Trust Service Class
Invesco V.I. American Franchise Series II	MFS VIT Massachusetts Investors Growth Stock Service Class
Invesco V.I. American Value Series I	MFS VIT New Discovery Initial Class
Invesco V.I. American Value Series II	MFS VIT New Discovery Service Class
Invesco V.I. Core Equity Series II	MFS VIT Research Initial Class
Invesco V.I. Discovery Mid Cap Growth Series II	MFS VIT Total Return Initial Class
Invesco V.I. Global Series II	MFS VIT Total Return Service Class
Invesco V.I. Government Securities Series II	MFS VIT Utilities Service Class
Invesco V.I. Growth and Income Series II	MFS VIT Value Service Class
Invesco V.I. High Yield Series I	Morgan Stanley VIF Discovery Class I
Invesco V.I. Main Street Mid Cap Series II	Morgan Stanley VIF Growth Class I
Invesco V.I. Main Street Small Cap Series II	Morgan Stanley VIF Growth Class II
Janus Henderson VIT Balanced Institutional Shares	Morgan Stanley VIF U.S. Real Estate Class II
Janus Henderson VIT Balanced Service Shares	PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
Janus Henderson VIT Enterprise Institutional Shares	PIMCO VIT Real Return Institutional Class
Janus Henderson VIT Flexible Bond Institutional Shares	PIMCO VIT Total Return Institutional Class
Janus Henderson VIT Forty Institutional Shares	Putnam VT High Yield Class IB
Janus Henderson VIT Forty Service Shares	Putnam VT International Value Class IB
Janus Henderson VIT Global Research Institutional Shares	Rydex VT Guggenheim Long Short Equity
Janus Henderson VIT Global Research Service Shares	Rydex VT NASDAQ-100®
Janus Henderson VIT Mid Cap Value Service Shares	T. Rowe Price All-Cap Opportunities
Janus Henderson VIT Overseas Service Shares	T. Rowe Price Blue Chip Growth II
Janus Henderson VIT Research Institutional Shares	T. Rowe Price Equity Income
JPMorgan IT Small Cap Core Class 1	T. Rowe Price Equity Income II
Lazard Retirement Series Emerging Market Equity Service Shares	T. Rowe Price International Stock
Lazard Retirement Series International Equity Service Shares	T. Rowe Price Mid-Cap Growth
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	VanEck VIP Emerging Markets Initial Class Shares
Legg Mason Partners Western Asset Variable Global High Yield Bond Class II	VanEck VIP Global Resources Initial Class Shares
MFS VIT Growth Initial Class
* See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the Fixed Account in which the contractholders’ deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
Subsequent Event - Subsequent events were evaluated through April 19, 2023.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes
There were no sub-accounts opened or sub-account changes which occurred during the year ended December 31, 2022.
Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
June 3, 2022	Alger Large Cap Growth Class S	Alger Large Cap Growth Class I-2
June 3, 2022	Alger Mid Cap Growth Class S	Alger Mid Cap Growth Class I-2
October 28, 2021	DWS Bond VIP Class A	Fidelity VIP Government Money Market Initial Class
April 30, 2021	Invesco V.I. Value Opportunities Series I	Invesco V.I. American Value Series I
April 30, 2021	Invesco V.I. Value Opportunities Series II	Invesco V.I. American Value Series II

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code.
The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2021 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in Payout (Annuitization) Period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 3.50% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts that are not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statement of Net Assets.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets; or
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-accounts can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the contract and declines to 0% after a specified period depending upon the contract. These amounts are included in "Transfers for contract benefits and terminations" on the Statements of Changes in Net Assets, but are remitted to Lincoln Benefit.
Mortality and Expense Risk Charge - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and the cost of administering the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge.
Administrative Expense Charge - Lincoln Benefit deducts administrative expense charges daily at a rate equal to 0.15% per annum of the average daily net assets of the Account for Investor’s Select and 0.10% for Consultant I, Consultant II, Consultant Solutions (Classic, Elite, Plus, Select), Premier Planner and LBL Advantage. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. For Investor’s Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions (Classic, Elite, Plus, Select), the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2022 was as follows:

Purchases
Alger Capital Appreciation Class I-2	$1,143,962
Alger Capital Appreciation Class S	252,045
Alger Growth & Income Class I-2	321,318
Alger Large Cap Growth Class I-2*	3,279,441
Alger Large Cap Growth Class S*	83,142
Alger Mid Cap Growth Class I-2*	3,052,874
Alger Mid Cap Growth Class S*	86,679
Alger Small Cap Growth Class I-2	608,635
Allspring VT Discovery Class 2	854,424
Allspring VT Opportunity Class 2	637,075
DWS Core Equity VIP Class A	282,320
DWS CROCI® International VIP Class A	21,836
DWS Equity 500 Index VIP Class B	83,850
DWS Global Income Builder VIP Class A	287,341
DWS Global Small Cap VIP Class A	337,244
DWS Small Cap Index VIP Class B	30,513
Federated Hermes Fund for U.S. Government Securities II	298,784
Federated Hermes High Income Bond Fund II Primary Shares	605,043
Federated Hermes Managed Volatility Fund II Primary Shares	443,598
Fidelity VIP Asset Manager Initial Class	347,032
Fidelity VIP Asset Manager Service Class 2	130,559
Fidelity VIP Contrafund Initial Class	1,726,945
Fidelity VIP Contrafund Service Class 2	626,717
Fidelity VIP Equity-Income Initial Class	1,130,674
Fidelity VIP Equity-Income Service Class 2	279,037
Fidelity VIP Government Money Market Initial Class	15,045,554
Fidelity VIP Government Money Market Service Class 2	837,174
Fidelity VIP Growth Initial Class	1,818,471
Fidelity VIP Growth Service Class 2	477,826
Fidelity VIP Index 500 Initial Class	969,105
Fidelity VIP Index 500 Service Class 2	484,989
Fidelity VIP Investment Grade Bond Service Class 2	545,334
Fidelity VIP Overseas Initial Class	277,810
Fidelity VIP Overseas Service Class 2	513,929
Goldman Sachs VIT International Equity Insights Institutional Shares	26,472
Goldman Sachs VIT Mid Cap Value Institutional Shares	192,611
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	21,684
Invesco Oppenheimer V.I. International Growth Series II	126,568
Invesco V.I. American Franchise Series I	74,185
Invesco V.I. American Franchise Series II	138,980
Invesco V.I. American Value Series I	2,100,911
Invesco V.I. American Value Series II	269,987
Invesco V.I. Core Equity Series II	187,319
Invesco V.I. Discovery Mid Cap Growth Series II	1,300,836
Invesco V.I. Global Series II	567,997
Invesco V.I. Government Securities Series II	49,525
Invesco V.I. Growth and Income Series II	1,164,148
Invesco V.I. High Yield Series I	24,470
Invesco V.I. Main Street Mid Cap Series II	532,227
Invesco V.I. Main Street Small Cap Series II	1,538,077
Janus Henderson VIT Balanced Institutional Shares	808,545

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Purchases
Janus Henderson VIT Balanced Service Shares	$92,277
Janus Henderson VIT Enterprise Institutional Shares	2,780,066
Janus Henderson VIT Flexible Bond Institutional Shares	286,221
Janus Henderson VIT Forty Institutional Shares	290,392
Janus Henderson VIT Forty Service Shares	374,861
Janus Henderson VIT Global Research institutional Shares	1,198,695
Janus Henderson VIT Global Research Service Shares	63,305
Janus Henderson VIT Mid Cap Value Service Shares	264,851
Janus Henderson VIT Overseas Service Shares	345,519
Janus Henderson VIT Research Institutional Shares	1,939,330
JPMorgan IT Small Cap Core Class 1	132,353
Lazard Retirement Series Emerging Market Equity Service Shares	44,682
Lazard Retirement Series International Equity Service Shares	35,210
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	476,187
Legg Mason Partners Western Asset Variable Global High Yield Bond Class II	283,594
MFS VIT Growth Initial Class	313,050
MFS VIT High Yield Service Class	84,645
MFS VIT Investors Trust Initial Class	201,646
MFS VIT Investors Trust Service Class	59,441
MFS VIT Massachusetts Investors Growth Stock Service Class	444,265
MFS VIT New Discovery Initial Class	1,776,165
MFS VIT New Discovery Service Class	575,223
MFS VIT Research Initial Class	148,934
MFS VIT Total Return Initial Class	620,331
MFS VIT Total Return Service Class	201,822
MFS VIT Utilities Service Class	61,767
MFS VIT Value Service Class	79,388
Morgan Stanley VIF Discovery Class I	345,887
Morgan Stanley VIF Growth Class I	3,787,366
Morgan Stanley VIF Growth Class II	458,653
Morgan Stanley VIF U.S. Real Estate Class II	928,383
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	152,745
PIMCO VIT Real Return Institutional Class	344,686
PIMCO VIT Total Return Institutional Class	913,843
Putnam VT High Yield Class IB	39,036
Putnam VT International Value Class IB	313,534
Rydex VT Guggenheim Long Short Equity	15,415
Rydex VT NASDAQ-100®	42,771
T. Rowe Price All-Cap Opportunities	370,050
T. Rowe Price Blue Chip Growth II	1,108,242
T. Rowe Price Equity Income	950,235
T. Rowe Price Equity Income II	560,214
T. Rowe Price International Stock	362,062
T. Rowe Price Mid-Cap Growth	274,259
VanEck VIP Emerging Markets Initial Class Shares	198,363
VanEck VIP Global Resources Initial Class Shares	79,936
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:
*    Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
**    Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
***    Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Alger Capital Appreciation Class I-2
2022	146	$26.18	-	64.32	$6,473	—%	1.25	-	1.80%	(37.65)	-	(37.31)%
2021	154	41.99	-	102.61	11,020	—	1.25	-	1.80	17.00	-	17.65
2020	179	35.89	-	87.22	10,917	—	1.25	-	1.80	39.23	-	39.99
2019	199	25.78	-	62.30	8,577	—	1.25	-	1.80	31.20	-	31.92
2018	243	19.65	-	47.22	8,027	0.08	1.25	-	1.80	(1.89)	-	(1.35)

	Alger Capital Appreciation Class S
2022	40	39.69	-	47.63	1,848	—	1.35	-	2.30	(38.13)	-	(37.54)
2021	41	64.16	-	76.25	3,029	—	1.35	-	2.30	16.11	-	17.23
2020	47	55.25	-	65.04	2,934	—	1.35	-	2.30	38.17	-	39.49
2019	57	39.99	-	46.63	2,581	—	1.35	-	2.30	30.20	-	31.45
2018	64	30.72	-	35.47	2,200	—	1.35	-	2.30	(2.66)	-	(1.72)

	Alger Growth & Income Class I-2
2022	110	21.66	-	41.54	3,609	1.39	1.25	-	1.80	(16.49)	-	(16.03)
2021	126	25.94	-	49.48	4,931	1.14	1.25	-	1.80	29.32	-	30.03
2020	138	20.06	-	38.05	4,192	1.40	1.25	-	1.80	12.83	-	13.45
2019	153	17.78	-	33.54	4,088	1.59	1.25	-	1.80	27.16	-	27.87
2018	198	13.98	-	26.23	4,147	1.65	1.25	-	1.80	(6.32)	-	(5.80)

	Alger Large Cap Growth Class I-2
2022	397	8.45	-	34.29	5,878	—	1.25	-	2.30	(39.42)	-	(15.51)
2021	133	31.04	-	56.60	6,155	—	1.25	-	1.80	9.85	-	10.45
2020	139	28.26	-	51.24	5,911	0.18	1.25	-	1.80	64.05	-	64.96
2019	158	17.23	-	31.06	4,038	—	1.25	-	1.80	25.16	-	25.85
2018	168	13.76	-	24.68	3,418	—	1.25	-	1.80	0.37	-	0.93

	Alger Large Cap Growth Class S (sub-account merged on June 3, 2022)
2022	—	29.73	-	45.07	—	—	1.35	-	2.30	(29.13)	-	(28.84)
2021	74	41.95	-	63.33	3,896	—	1.35	-	2.30	9.01	-	10.06
2020	128	38.48	-	57.55	6,048	—	1.35	-	2.30	62.86	-	64.42
2019	151	23.63	-	35.00	4,306	—	1.35	-	2.30	24.00	-	25.19
2018	159	19.06	-	22.01	3,662	—	1.35	-	2.30	(0.61)	-	0.35

	Alger Mid Cap Growth Class I-2
2022	404	8.81	-	43.56	7,685	—	1.25	-	2.30	(36.87)	-	(11.86)
2021	184	35.64	-	69.00	9,307	—	1.25	-	1.80	2.34	-	2.91
2020	211	34.82	-	67.05	10,225	—	1.25	-	1.80	61.70	-	62.59
2019	245	21.53	-	41.24	7,248	—	1.25	-	1.80	27.93	-	28.64
2018	278	16.83	-	32.06	6,394	—	1.25	-	1.80	(9.11)	-	(8.60)

	Alger Mid Cap Growth Class S (sub-account merged on June 3, 2022)
2022	—	23.74	-	28.33	—	—	1.35	-	2.30	(29.22)	-	(28.93)
2021	96	33.55	-	39.87	3,666	—	1.35	-	2.30	1.57	-	2.55
2020	110	33.03	-	38.88	4,100	—	1.35	-	2.30	60.51	-	62.04
2019	129	20.58	-	23.99	2,976	—	1.35	-	2.30	26.67	-	27.88
2018	147	16.24	-	18.76	2,671	—	1.35	-	2.30	(9.91)	-	(9.04)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Alger Small Cap Growth Class I-2
2022	115	$16.64	-	29.97	$2,741	—%	1.25	-	1.80%	(39.12)	-	(38.78)%
2021	121	27.32	-	48.96	4,747	—	1.25	-	1.80	(7.74)	-	(7.23)
2020	142	29.62	-	52.78	6,026	1.04	1.25	-	1.80	64.17	-	65.08
2019	163	18.04	-	31.97	4,230	—	1.25	-	1.80	27.03	-	27.73
2018	184	14.20	-	25.03	3,728	—	1.25	-	1.80	(0.38)	-	0.17

	Allspring VT Discovery Class 2
2022	50	36.22	-	39.93	1,913	—	1.25	-	1.80	(38.96)	-	(38.62)
2021	55	59.33	-	65.05	3,410	—	1.25	-	1.80	(6.74)	-	(6.22)
2020	65	63.61	-	69.36	4,278	—	1.25	-	1.80	59.75	-	60.63
2019	73	39.82	-	43.18	3,037	—	1.25	-	1.80	36.54	-	37.29
2018	84	29.16	-	31.45	2,540	—	1.25	-	1.80	(8.73)	-	(8.22)

	Allspring VT Opportunity Class 2
2022	89	31.96	-	35.23	2,962	—	1.25	-	1.80	(22.22)	-	(21.79)
2021	94	41.08	-	45.04	4,042	0.04	1.25	-	1.80	22.55	-	23.23
2020	109	33.52	-	36.55	3,820	0.44	1.25	-	1.80	18.85	-	19.50
2019	127	28.21	-	30.59	3,728	0.28	1.25	-	1.80	29.12	-	29.83
2018	141	21.85	-	23.56	3,197	0.19	1.25	-	1.80	(8.81)	-	(8.31)

	DWS Core Equity VIP Class A
2022	32	26.81	-	33.64	957	0.81	1.25	-	1.80	(17.03)	-	(16.58)
2021	33	32.32	-	40.33	1,156	0.76	1.25	-	1.80	23.07	-	23.74
2020	37	26.26	-	32.59	1,048	1.41	1.25	-	1.80	14.06	-	14.69
2019	42	23.02	-	28.41	1,058	1.15	1.25	-	1.80	27.98	-	28.68
2018	44	17.99	-	22.08	862	1.73	1.25	-	1.80	(7.38)	-	(6.86)

	DWS CROCI® International VIP Class A
2022	46	7.28	-	11.57	407	3.24	1.25	-	1.80	(14.73)	-	(14.26)
2021	49	8.54	-	13.49	520	2.54	1.25	-	1.80	7.29	-	7.88
2020	63	7.96	-	12.51	601	3.52	1.25	-	1.80	0.78	-	1.34
2019	68	7.90	-	12.34	651	3.01	1.25	-	1.80	19.60	-	20.26
2018	71	6.61	-	10.26	572	1.05	1.25	-	1.80	(15.93)	-	(15.46)

	DWS Equity 500 Index VIP Class B
2022	28	37.79	-	42.58	1,131	0.85	1.35	-	1.95	(20.20)	-	(19.71)
2021	29	47.35	-	53.04	1,484	1.05	1.35	-	1.95	25.43	-	26.19
2020	30	37.75	-	42.03	1,209	1.04	1.35	-	1.95	15.35	-	16.04
2019	23	32.18	-	36.22	795	1.67	1.35	-	2.05	28.00	-	28.90
2018	26	25.14	-	28.10	699	1.41	1.35	-	2.05	(6.89)	-	(6.23)

	DWS Global Income Builder VIP Class A
2022	100	16.82	-	18.53	1,771	2.98	1.25	-	1.80	(16.5)	-	(16.04)
2021	119	20.14	-	22.07	2,513	2.39	1.25	-	1.80	8.98	-	9.58
2020	119	18.48	-	20.14	2,289	3.25	1.25	-	1.80	6.35	-	6.93
2019	140	17.38	-	18.84	2,547	3.99	1.25	-	1.80	18.02	-	18.67
2018	144	14.72	-	15.87	2,218	3.81	1.25	-	1.80	(9.32)	-	(8.82)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	DWS Global Small Cap VIP Class A
2022	64	$16.66	-	34.04	$1,500	0.55%	1.25	-	1.80%	(25.41)		(25.00)%
2021	68	22.34	-	45.39	2,138	0.36	1.25	-	1.80	12.89		13.51
2020	72	19.79	-	39.99	1,976	0.82	1.25	-	1.80	15.27		15.90
2019	80	17.17	-	34.5	1,889	—	1.25	-	1.80	19.12		19.78
2018	94	14.41	-	28.80	1,881	0.29	1.25	-	1.80	(21.94)		(21.50)

	DWS Small Cap Index VIP Class B
2022	4	33.98	-	39.07	154	0.62	1.35	-	2.05	(22.50)	-	(21.95)
2021	4	43.85	-	50.06	212	0.57	1.35	-	2.05	11.85	-	12.64
2020	5	39.20	-	44.44	213	0.91	1.35	-	2.05	16.66	-	17.48
2019	6	33.60	-	37.83	234	0.83	1.35	-	2.05	22.33	-	23.19
2018	7	27.47	-	30.71	219	0.73	1.35	-	2.05	(13.24)	-	(12.62)

	Federated Hermes Fund for U.S. Government Securities II
2022	220	12.83	-	15.07	3,210	1.88	1.25	-	1.80	(14.11)	-	(13.63)
2021	235	14.93	-	17.45	3,968	2.03	1.25	-	1.80	(3.79)	-	(3.26)
2020	249	15.52	-	18.04	4,369	2.43	1.25	-	1.80	3.34	-	3.91
2019	265	15.02	-	17.36	4,457	2.51	1.25	-	1.80	4.01	-	4.58
2018	317	14.44	-	16.60	5,122	2.41	1.25	-	1.80	(1.35)	-	(0.80)

	Federated Hermes High Income Bond Fund II Primary Shares
2022	123	22.49	-	24.67	3,115	5.66	1.25	-	1.80	(13.35)	-	(12.87)
2021	142	25.95	-	28.32	4,149	4.92	1.25	-	1.80	2.98	-	3.55
2020	155	25.20	-	27.35	4,371	5.79	1.25	-	1.80	3.70	-	4.28
2019	181	24.30	-	26.23	4,962	6.07	1.25	-	1.80	12.50	-	13.12
2018	200	21.60	-	23.18	4,828	7.96	1.25	-	1.80	(5.02)	-	(4.49)

	Federated Hermes Managed Volatility Fund II Primary Shares
2022	55	15.74	-	19.54	1,129	1.87	1.25	-	1.80	(15.29)	-	(14.82)
2021	60	18.58	-	22.95	1,476	1.82	1.25	-	1.80	16.40	-	17.04
2020	67	15.96	-	19.60	1,435	2.60	1.25	-	1.80	(0.87)	-	(0.32)
2019	77	16.10	-	19.67	1,674	2.12	1.25	-	1.80	18.08	-	18.73
2018	82	13.64	-	16.56	1,529	3.08	1.25	-	1.80	(10.14)	-	(9.64)

	Fidelity VIP Asset Manager Initial Class
2022	104	18.11	-	23.98	2,816	2.00	1.25	-	1.80	(16.45)	-	(15.99)
2021	127	21.68	-	28.54	3,983	1.68	1.25	-	1.80	7.96	-	8.55
2020	114	20.08	-	26.29	3,390	1.49	1.25	-	1.80	12.82	-	13.44
2019	122	17.80	-	23.18	3,193	1.76	1.25	-	1.80	16.14	-	16.78
2018	133	15.32	-	19.85	2,984	1.64	1.25	-	1.80	(7.05)	-	(6.53)

	Fidelity VIP Asset Manager Service Class 2
2022	56	16.42	-	19.70	1,051	1.68	1.35	-	2.30	(17.09)	-	(16.29)
2021	70	19.80	-	23.53	1,563	1.34	1.35	-	2.30	7.17	-	8.20
2020	77	18.47	-	21.75	1,617	1.26	1.35	-	2.30	11.92	-	12.99
2019	83	16.51	-	19.25	1,547	1.60	1.35	-	2.30	15.32	-	16.42
2018	87	14.31	-	16.53	1,392	1.49	1.35	-	2.30	(7.78)	-	(6.89)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity VIP Contrafund Initial Class
2022	459	$35.03	-	54.67	$22,999	0.49%	1.25	-	1.80%	(27.63)	-	(27.23)%
2021	494	48.40	-	75.12	34,217	0.06	1.25	-	1.80	25.56	-	26.25
2020	556	38.55	-	59.51	30,692	0.25	1.25	-	1.80	28.24	-	28.95
2019	620	30.06	-	46.15	26,458	0.45	1.25	-	1.80	29.23	-	29.94
2018	735	23.26	-	35.51	24,102	0.69	1.25	-	1.80	(8.06)	-	(7.55)

	Fidelity VIP Contrafund Service Class 2
2022	180	32.47	-	40.10	6,964	0.25	1.35	-	2.45	(28.28)	-	(27.48)
2021	200	45.27	-	55.30	10,705	0.03	1.35	-	2.45	24.41	-	25.79
2020	233	36.39	-	43.96	9,905	0.08	1.35	-	2.45	27.07	-	28.48
2019	263	28.64	-	34.21	8,711	0.21	1.35	-	2.45	28.08	-	29.50
2018	330	22.36	-	26.42	8,462	0.43	1.35	-	2.45	(8.93)	-	(7.91)

	Fidelity VIP Equity-Income Initial Class
2022	241	29.59	-	36.85	11,519	1.87	1.25	-	1.80	(6.65)	-	(6.14)
2021	256	31.70	-	39.26	12,999	1.87	1.25	-	1.80	22.67	-	23.34
2020	289	25.84	-	31.83	11,920	1.78	1.25	-	1.80	4.79	-	5.37
2019	334	24.66	-	30.20	12,817	1.94	1.25	-	1.80	25.17	-	25.86
2018	395	19.70	-	24.00	12,061	2.22	1.25	-	1.80	(9.94)	-	(9.44)

	Fidelity VIP Equity-Income Service Class 2
2022	172	22.80	-	28.79	4,649	1.61	1.35	-	2.45	(7.55)	-	(6.52)
2021	213	24.66	-	30.80	6,166	1.62	1.35	-	2.45	21.57	-	22.93
2020	249	20.28	-	25.05	5,872	1.61	1.35	-	2.45	3.85	-	5.01
2019	276	19.53	-	23.86	6,237	1.76	1.35	-	2.45	24.01	-	25.39
2018	329	15.75	-	18.61	5,947	1.91	1.35	-	2.45	(10.78)	-	(9.78)

	Fidelity VIP Government Money Market Initial Class
2022	1,568	9.19	-	11.50	16,189	1.35	1.25	-	2.30	(0.87)	-	0.18
2021	1,483	9.27	-	11.48	15,188	<0.01	1.25	-	2.30	(2.28)	-	(1.23)
2020	1,522	9.48	-	11.62	15,855	0.29	1.25	-	2.30	(1.97)	-	(0.93)
2019	1,344	9.67	-	11.73	14,126	2.01	1.25	-	2.30	(0.32)	-	0.75
2018	1,526	9.70	-	11.64	16,057	1.63	1.25	-	2.30	(0.68)	-	0.38

	Fidelity VIP Government Money Market Service Class 2
2022	648	7.98	-	9.58	5,965	1.17	1.35	-	2.30	(1.05)	-	(0.10)
2021	767	8.07	-	9.59	7,073	<0.01	1.35	-	2.30	(2.28)	-	(1.34)
2020	799	8.26	-	9.72	7,481	0.25	1.35	-	2.30	(2.05)	-	(1.11)
2019	824	8.43	-	9.83	7,818	1.75	1.35	-	2.30	(0.56)	-	0.39
2018	842	8.48	-	9.79	7,965	1.39	1.35	-	2.30	(0.93)	-	0.02

	Fidelity VIP Growth Initial Class
2022	372	24.66	-	45.99	16,107	0.62	1.25	-	1.80	(25.80)	-	(25.39)
2021	385	33.23	-	61.65	22,626	—	1.25	-	1.80	21.02	-	21.68
2020	441	27.46	-	50.66	21,415	0.08	1.25	-	1.80	41.33	-	42.11
2019	508	19.43	-	35.65	17,476	0.26	1.25	-	1.80	31.92	-	32.65
2018	578	14.73	-	26.88	14,862	0.24	1.25	-	1.80	(1.96)	-	(1.42)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity VIP Growth Service Class 2
2022	98	$33.79	-	52.39	$4,299	0.35%	1.35	-	2.30%	(26.37)	-	(25.66)%
2021	109	45.88	-	70.48	6,391	—	1.35	-	2.30	20.09	-	21.25
2020	122	38.21	-	58.13	5,971	0.04	1.35	-	2.30	40.27	-	41.61
2019	150	27.24	-	41.05	5,167	0.06	1.35	-	2.30	30.91	-	32.17
2018	172	20.81	-	24.03	4,470	0.05	1.35	-	2.30	(2.72)	-	(1.78)

	Fidelity VIP Index 500 Initial Class
2022	576	26.50	-	40.06	19,522	1.42	1.25	-	1.80	(19.67)	-	(19.23)
2021	643	32.99	-	49.60	26,870	1.25	1.25	-	1.80	26.28	-	26.98
2020	679	26.12	-	39.06	22,508	1.73	1.25	-	1.80	16.13	-	16.77
2019	781	22.49	-	33.45	22,019	1.93	1.25	-	1.80	29.01	-	29.72
2018	898	17.43	-	25.79	19,732	1.82	1.25	-	1.80	(6.21)	-	(5.68)

	Fidelity VIP Index 500 Service Class 2
2022	271	29.86	-	35.83	9,355	1.19	1.35	-	2.30	(20.28)	-	(19.52)
2021	295	37.46	-	44.52	12,641	0.99	1.35	-	2.30	25.33	-	26.53
2020	363	29.89	-	35.18	12,322	1.56	1.35	-	2.30	15.25	-	16.36
2019	403	25.93	-	30.24	11,795	1.70	1.35	-	2.30	28.03	-	29.25
2018	481	20.26	-	23.39	10,929	1.49	1.35	-	2.30	(6.92)	-	(6.02)

	Fidelity VIP Investment Grade Bond Service Class 2
2022	320	11.33	-	15.61	4,294	1.98	1.35	-	2.30	(15.19)	-	(14.38)
2021	365	13.36	-	18.23	5,742	1.78	1.35	-	2.30	(3.16)	-	(2.23)
2020	387	13.80	-	18.64	6,259	2.00	1.35	-	2.30	6.67	-	7.69
2019	442	12.93	-	17.31	6,652	2.45	1.35	-	2.30	6.90	-	7.93
2018	526	12.10	-	13.97	7,348	2.24	1.35	-	2.30	(3.07)	-	(2.13)

	Fidelity VIP Overseas Initial Class
2022	184	13.49	-	21.30	3,383	1.03	1.25	-	1.80	(25.83)	-	(25.42)
2021	190	18.19	-	28.56	4,720	0.50	1.25	-	1.80	17.56	-	18.21
2020	217	15.47	-	24.16	4,590	0.42	1.25	-	1.80	13.55	-	14.18
2019	249	13.63	-	21.16	4,635	1.68	1.25	-	1.80	25.49	-	26.18
2018	281	10.86	-	16.77	4,219	1.50	1.25	-	1.80	(16.34)	-	(15.87)

	Fidelity VIP Overseas Service Class 2
2022	214	15.82	-	20.10	3,936	0.85	1.35	-	2.30	(26.40)	-	(25.70)
2021	219	21.50	-	27.06	5,422	0.31	1.35	-	2.30	16.66	-	17.78
2020	273	18.43	-	22.97	5,765	0.21	1.35	-	2.30	12.70	-	13.78
2019	313	16.35	-	20.19	5,817	1.41	1.35	-	2.30	24.59	-	25.78
2018	400	13.12	-	15.16	5,921	1.23	1.35	-	2.30	(17.01)	-	(16.21)

	Goldman Sachs VIT International Equity Insights Institutional Shares
2022	24	12.52	-	13.12	308	2.92	1.40	-	1.60	(14.93)	-	(14.76)
2021	29	14.72	-	15.39	443	2.89	1.40	-	1.60	10.39	-	10.61
2020	28	13.33	-	13.91	389	1.62	1.40	-	1.60	5.12	-	5.33
2019	29	12.68	-	13.21	386	2.39	1.40	-	1.60	16.57	-	16.80
2018	32	10.88	-	11.31	357	1.92	1.40	-	1.60	(17.62)	-	(17.45)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Goldman Sachs VIT Mid Cap Value Institutional Shares
2022	68	$14.01	-	15.08	$1,003	0.66%	1.35	-	2.30%	(12.04)	-	(11.20)%
2021	77	15.93	-	16.98	1,289	0.45	1.35	-	2.30	27.96	-	29.19
2020	98	12.45	-	13.14	1,271	0.65	1.35	-	2.30	5.92	-	6.94
2019	105	11.75	-	12.29	1,277	0.73	1.35	-	2.30	28.52	-	29.75
2018	135	9.14	-	9.47	1,271	1.23	1.35	-	2.30	(12.52)	-	(11.67)

	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
2022	7	38.69	-	40.53	283	0.30	1.40	-	1.60	(20.66)	-	(20.50)
2021	8	48.77	-	50.98	377	0.44	1.40	-	1.60	21.83	-	22.07
2020	8	40.03	-	41.77	350	0.18	1.40	-	1.60	6.86	-	7.07
2019	15	37.46	-	39.01	585	0.46	1.40	-	1.60	22.86	-	23.11
2018	18	30.49	-	31.68	568	0.46	1.40	-	1.60	(10.08)	-	(9.90)

	Invesco Oppenheimer V.I. International Growth Series II
2022	27	19.60	-	22.32	596	—	1.35	-	1.95	(28.58)	-	(28.15)
2021	32	27.44	-	31.06	985	—	1.35	-	1.95	7.98	-	8.64
2020	37	25.41	-	28.59	1,025	0.66	1.35	-	1.95	18.69	-	19.41
2019	38	21.41	-	23.94	894	0.71	1.35	-	1.95	25.47	-	26.23
2018	39	16.47	-	18.97	727	0.58	1.35	-	2.15	(21.28)	-	(20.64)

	Invesco V.I. American Franchise Series I
2022	10	20.78	-	23.31	228	—	1.35	-	2.05	(32.52)	-	(32.04)
2021	11	30.80	-	34.29	342	—	1.35	-	2.05	9.64	-	10.42
2020	11	28.09	-	31.06	319	0.07	1.35	-	2.05	39.45	-	40.44
2019	14	20.14	-	22.12	297	—	1.35	-	2.05	33.97	-	34.91
2018	15	15.04	-	16.39	244	—	1.35	-	2.05	(5.60)	-	(4.93)

	Invesco V.I. American Franchise Series II
2022	15	20.87	-	25.04	364	—	1.35	-	2.30	(32.86)	-	(32.22)
2021	16	31.09	-	36.95	574	—	1.35	-	2.30	9.10	-	10.14
2020	19	28.50	-	33.54	604	—	1.35	-	2.30	38.75	-	40.08
2019	20	20.54	-	23.95	463	—	1.35	-	2.30	33.31	-	34.59
2018	28	15.41	-	17.79	477	—	1.35	-	2.30	(6.10)	-	(5.19)

	Invesco V.I. American Value Series I
2022	258	31.44		36.62	9,384	0.75	1.25		2.05	(4.60)		(3.82)
2021	279	32.95	-	38.08	10,581	0.48	1.25	-	2.05	25.34	-	26.36
2020	217	26.29	-	30.13	6,581	0.90	1.25	-	2.05	(0.94)	-	(0.13)
2019	242	26.54	-	30.17	7,358	0.68	1.25	-	2.05	22.48	-	23.47
2018	280	21.67	-	24.44	6,937	0.47	1.25	-	2.05	(14.44)	-	(13.74)

	Invesco V.I. American Value Series II
2022	128	9.91	-	10.06	1,285	0.46	1.35	-	2.25	(5.03)	-	(4.17)
2021	144	10.44	-	10.50	1,510	0.23	1.35	-	2.25	4.38	-	5.02
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Invesco V.I. Core Equity Series II
2022	39	$19.73	-	22.39	$851	0.63%	1.35	-	2.10%	(22.41)	-	(21.82)%
2021	43	25.42	-	28.64	1,189	0.42	1.35	-	2.10	24.72	-	25.66
2020	58	20.38	-	22.79	1,296	1.05	1.35	-	2.10	11.20	-	12.04
2019	65	18.33	-	20.34	1,291	0.16	1.35	-	2.10	25.98	-	26.93
2018	82	14.55	-	16.02	1,290	—	1.35	-	2.10	(11.51)	-	(10.84)

	Invesco V.I. Discovery Mid Cap Growth Series II
2022	204	11.70	-	26.92	3,124	—	1.25	-	2.00	(32.50)	-	(31.99)
2021	222	17.21	-	39.88	4,983	—	1.25	-	2.00	16.43	-	17.32
2020	249	14.67	-	34.25	4,793	—	1.25	-	2.00	37.45	-	46.68
2019	47	25.48	-	27.45	1,251	—	1.35	-	1.85	36.45	-	37.13
2018	50	18.67	-	20.02	977	—	1.35	-	1.85	(8.04)	-	(7.58)

	Invesco V.I. Global Series II
2022	81	23.35	-	28.02	2,195	—	1.35	-	2.30	(33.49)	-	(32.85)
2021	88	35.11	-	41.73	3,545	—	1.35	-	2.30	12.54	-	13.62
2020	102	31.20	-	36.73	3,627	0.44	1.35	-	2.30	24.43	-	25.62
2019	121	25.07	-	29.24	3,410	0.63	1.35	-	2.30	28.45	-	29.68
2018	141	19.52	-	22.54	3,079	0.76	1.35	-	2.30	(15.39)	-	(14.57)

	Invesco V.I. Government Securities Series II
2022	92	9.57	-	10.94	971	1.68	1.35	-	2.05	(12.40)	-	(11.78)
2021	99	10.92	-	12.40	1,185	2.18	1.35	-	2.05	(4.42)	-	(3.75)
2020	102	11.43	-	12.88	1,273	2.22	1.35	-	2.05	3.81	-	4.54
2019	104	10.92	-	12.32	1,247	2.27	1.35	-	2.10	3.54	-	4.32
2018	109	10.31	-	11.81	1,257	1.79	1.35	-	2.25	(1.96)	-	(1.07)

	Invesco V.I. Growth and Income Series II
2022	284	25.53	-	32.69	8,543	1.26	1.25	-	2.30	(8.15)	-	(7.17)
2021	318	27.79	-	35.22	10,349	1.32	1.25	-	2.30	25.26	-	26.60
2020	387	22.19	-	27.82	9,970	2.02	1.25	-	2.30	(0.48)	-	0.58
2019	412	22.29	-	27.66	10,591	1.52	1.25	-	2.30	22.00	-	23.30
2018	475	18.27	-	22.43	9,908	1.71	1.25	-	2.30	(15.58)	-	(14.67)

	Invesco V.I. High Yield Series I
2022	20	18.38	-	20.25	377	4.34	1.35	-	1.80	(11.17)	-	(10.77)
2021	25	20.69	-	22.70	519	4.68	1.35	-	1.80	2.51	-	2.97
2020	28	20.18	-	22.04	556	5.86	1.35	-	1.80	1.47	-	1.92
2019	30	19.89	-	21.63	590	5.71	1.35	-	1.80	11.47	-	11.98
2018	34	17.37	-	19.31	602	4.85	1.35	-	1.95	(5.24)	-	(4.66)

	Invesco V.I. Main Street Mid Cap Series II
2022	82	21.39	-	25.66	2,026	0.07	1.35	-	2.30	(16.41)	-	(15.61)
2021	89	25.58	-	30.41	2,606	0.25	1.35	-	2.30	20.06	-	21.21
2020	107	21.31	-	25.09	2,588	0.48	1.35	-	2.30	6.45	-	7.47
2019	120	20.02	-	23.34	2,708	0.21	1.35	-	2.30	22.18	-	23.35
2018	139	16.38	-	18.92	2,562	0.11	1.35	-	2.30	(13.63)	-	(12.80)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Invesco V.I. Main Street Small Cap Series II
2022	263	$30.11	-	42.81	$9,932	0.25%	1.25	-	2.30%	(17.96)	-	(17.08)%
2021	289	36.71	-	51.63	13,256	0.18	1.25	-	2.30	19.47	-	20.74
2020	333	30.72	-	42.76	12,719	0.37	1.25	-	2.30	16.90	-	18.15
2019	379	26.28	-	36.19	12,262	—	1.25	-	2.30	23.25	-	24.57
2018	429	21.32	-	29.06	11,159	0.06	1.25	-	2.30	(12.60)	-	(11.66)

	Janus Henderson VIT Balanced Institutional Shares
2022	324	28.12	-	46.59	14,409	1.20	1.25	-	1.80	(17.89)	-	(17.44)
2021	367	34.24	-	56.43	19,994	0.89	1.25	-	1.80	15.11	-	15.74
2020	413	29.75	-	48.76	19,569	1.80	1.25	-	1.80	12.27	-	12.89
2019	450	26.50	-	43.19	18,974	1.91	1.25	-	1.80	20.40	-	21.07
2018	488	22.01	-	35.67	17,065	2.13	1.25	-	1.80	(1.12)	-	(0.58)

	Janus Henderson VIT Balanced Service Shares
2022	60	26.08	-	31.29	1,823	0.95	1.35	-	2.30	(18.52)	-	(17.74)
2021	67	32.01	-	38.04	2,447	0.66	1.35	-	2.30	14.24	-	15.33
2020	76	28.02	-	32.98	2,438	1.48	1.35	-	2.30	11.42	-	12.49
2019	84	25.15	-	29.32	2,392	1.55	1.35	-	2.30	19.48	-	20.62
2018	113	21.05	-	24.31	2,686	1.78	1.35	-	2.30	(1.88)	-	(0.93)

	Janus Henderson VIT Enterprise Institutional Shares
2022	250	20.67	-	64.50	14,117	0.20	1.25	-	1.80	(17.44)	-	(16.98)
2021	261	25.03	-	77.69	17,934	0.31	1.25	-	1.80	14.75	-	15.38
2020	311	21.82	-	67.34	17,624	0.07	1.25	-	1.80	17.34	-	17.99
2019	364	18.59	-	57.07	16,968	0.20	1.25	-	1.80	33.07	-	33.80
2018	398	13.97	-	42.65	14,522	0.24	1.25	-	1.80	(2.20)	-	(1.66)

	Janus Henderson VIT Flexible Bond Institutional Shares
2022	165	17.98	-	21.05	3,455	2.42	1.25	-	1.80	(15.20)	-	(14.73)
2021	184	21.20	-	24.69	4,533	2.03	1.25	-	1.80	(2.67)	-	(2.13)
2020	185	21.78	-	25.23	4,677	2.90	1.25	-	1.80	8.51	-	9.11
2019	193	20.07	-	23.12	4,422	3.23	1.25	-	1.80	7.62	-	8.21
2018	226	18.65	-	21.37	4,762	3.05	1.25	-	1.80	(2.78)	-	(2.24)

	Janus Henderson VIT Forty Institutional Shares
2022	28	47.09	-	51.76	1,407	0.18	1.35	-	1.85	(34.78)	-	(34.45)
2021	31	72.20	-	78.96	2,377	—	1.35	-	1.85	20.63	-	21.24
2020	34	59.85	-	65.12	2,159	0.28	1.35	-	1.85	36.83	-	37.52
2019	38	43.74	-	47.36	1,751	0.15	1.35	-	1.85	34.63	-	35.31
2018	41	32.49	-	35.00	1,391	—	1.35	-	1.85	0.09	-	0.60

	Janus Henderson VIT Forty Service Shares
2022	30	41.59	-	49.90	1,430	0.04	1.35	-	2.30	(35.24)	-	(34.62)
2021	42	64.23	-	76.33	3,076	—	1.35	-	2.30	19.80	-	20.95
2020	48	53.61	-	63.11	2,876	0.17	1.35	-	2.30	35.86	-	37.16
2019	55	39.46	-	46.01	2,408	0.02	1.35	-	2.30	33.72	-	35.01
2018	64	29.51	-	34.08	2,101	—	1.35	-	2.30	(0.62)	-	0.34

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Janus Henderson VIT Global Research institutional Shares
2022	291	$12.45	-	24.81	$7,942	1.03%	1.25	-	1.80%	(20.85)	-	(20.41)%
2021	310	15.73	-	31.17	10,838	0.51	1.25	-	1.80	15.98	-	16.62
2020	339	13.57	-	26.72	10,432	0.72	1.25	-	1.80	17.92	-	18.57
2019	376	11.50	-	22.54	9,790	0.99	1.25	-	1.80	26.74	-	27.44
2018	424	9.08	-	17.69	8,638	1.12	1.25	-	1.80	(8.54)	-	(8.03)

	Janus Henderson VIT Global Research Service Shares
2022	14	17.58	-	20.02	300	0.86	1.35	-	1.95	(21.17)	-	(20.69)
2021	17	22.30	-	25.25	446	0.36	1.35	-	1.95	15.51	-	16.21
2020	18	19.31	-	21.73	409	0.54	1.35	-	1.95	17.44	-	18.15
2019	20	16.44	-	18.39	385	0.84	1.35	-	1.95	26.22	-	26.98
2018	23	12.80	-	14.48	348	0.95	1.35	-	2.05	(8.99)	-	(8.34)

	Janus Henderson VIT Mid Cap Value Service Shares
2022	83	26.27	-	31.52	2,520	1.13	1.35	-	2.30	(7.92)	-	(7.04)
2021	101	28.53	-	33.91	3,309	0.30	1.35	-	2.30	16.69	-	17.81
2020	112	24.45	-	28.78	3,119	1.06	1.35	-	2.30	(3.47)	-	(2.54)
2019	120	25.33	-	29.53	3,431	1.01	1.35	-	2.30	27.08	-	28.29
2018	144	19.93	-	23.02	3,203	0.87	1.35	-	2.30	(15.80)	-	(14.99)

	Janus Henderson VIT Overseas Service Shares
2022	115	12.04	-	15.54	1,683	1.68	1.25	-	2.30	(10.92)	-	(9.97)
2021	125	13.51	-	17.26	2,022	1.02	1.25	-	2.30	10.70	-	11.88
2020	141	12.20	-	15.42	2,040	1.18	1.25	-	2.30	13.37	-	14.58
2019	178	10.77	-	13.46	2,267	1.87	1.25	-	2.30	23.81	-	25.13
2018	178	8.70	-	10.76	1,814	1.63	1.25	-	2.30	(17.09)	-	(16.20)

	Janus Henderson VIT Research Institutional Shares
2022	219	17.80	-	34.34	8,763	0.16	1.25	-	1.80	(31.14)	-	(30.76)
2021	232	25.85	-	49.59	13,518	0.10	1.25	-	1.80	18.19	-	18.84
2020	267	21.87	-	41.73	13,545	0.41	1.25	-	1.80	30.58	-	31.30
2019	316	16.75	-	31.78	11,768	0.46	1.25	-	1.80	33.10	-	33.84
2018	345	12.58	-	23.75	9,669	0.54	1.25	-	1.80	(4.32)	-	(3.79)

	JPMorgan IT Small Cap Core Class 1
2022	14	36.27	-	37.99	529	0.46	1.40	-	1.60	(20.63)	-	(20.47)
2021	16	45.70	-	47.77	738	0.54	1.40	-	1.60	19.46	-	19.70
2020	21	38.25	-	39.91	840	0.97	1.40	-	1.60	11.88	-	12.11
2019	23	34.19	-	35.60	792	0.41	1.40	-	1.60	22.60	-	22.84
2018	28	27.89	-	28.98	786	0.38	1.40	-	1.60	(13.34)	-	(13.16)

	Lazard Retirement Series Emerging Market Equity Service Shares
2022	19	34.31	-	37.82	635	3.29	1.35	-	1.80	(16.64)	-	(16.26)
2021	21	41.16	-	45.17	841	1.84	1.35	-	1.80	3.58	-	4.04
2020	22	39.74	-	43.41	870	2.51	1.35	-	1.80	(3.05)	-	(2.61)
2019	26	40.99	-	44.57	1,038	0.88	1.35	-	1.80	16.02	-	16.55
2018	30	33.80	-	38.24	1,021	1.79	1.35	-	2.05	(20.23)	-	(19.66)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Lazard Retirement Series International Equity Service Shares
2022	9	$13.56	-	14.21	$122	3.20%	1.40	-	1.60%	(16.36)	-	(16.19)%
2021	11	16.21	-	16.95	179	0.95	1.40	-	1.60	4.15	-	4.36
2020	12	15.57	-	16.24	187	2.21	1.40	-	1.60	6.52	-	6.73
2019	13	14.61	-	15.22	196	0.35	1.40	-	1.60	19.08	-	19.32
2018	14	12.27	-	12.75	169	1.45	1.40	-	1.60	(15.29)	-	(15.12)

	Legg Mason Partners Clearbridge Variable Large Cap Value Class I
2022	140	$20.77	-	33.42	$4,250	1.28	1.25	-	2.05	(8.33)	-	(7.59)
2021	156	22.66	-	36.16	5,148	0.99	1.25	-	2.05	23.64	-	24.64
2020	180	18.32	-	29.01	4,770	1.38	1.25	-	2.05	3.10	-	3.94
2019	197	17.66	-	27.91	5,064	1.72	1.25	-	2.10	26.19	-	27.28
2018	226	13.99	-	21.93	4,481	1.42	1.25	-	2.10	(10.79)	-	(10.01)

	Legg Mason Partners Western Asset Variable Global High Yield Bond Class II
2022	170	14.82	-	17.79	2,920	5.91	1.35	-	2.30	(15.83)	-	(15.03)
2021	186	17.61	-	20.93	3,775	3.90	1.35	-	2.30	(1.27)	-	(0.32)
2020	193	17.84	-	21.00	3,932	3.58	1.35	-	2.30	4.67	-	5.68
2019	209	17.04	-	19.87	4,038	4.64	1.35	-	2.30	11.41	-	12.48
2018	249	15.30	-	17.67	4,277	4.71	1.35	-	2.30	(6.37)	-	(5.46)

	MFS VIT Growth Initial Class
2022	72	20.13	-	45.35	2,298	—	1.25	-	1.80	(32.85)	-	(32.48)
2021	76	29.97	-	67.17	3,582	—	1.25	-	1.80	21.33	-	22.00
2020	90	24.70	-	55.06	3,446	—	1.25	-	1.80	29.51	-	30.22
2019	117	19.08	-	42.28	3,235	—	1.25	-	1.80	35.69	-	36.43
2018	144	14.06	-	30.99	3,043	0.09	1.25	-	1.80	0.83	-	1.39

	MFS VIT High Yield Service Class
2022	62	14.99	-	17.99	1,056	5.30	1.35	-	2.30	(12.82)	-	(11.98)
2021	69	17.20	-	20.44	1,346	4.73	1.35	-	2.30	0.73	-	1.69
2020	77	17.07	-	20.10	1,476	5.44	1.35	-	2.30	2.45	-	3.44
2019	85	16.66	-	19.43	1,598	5.43	1.35	-	2.30	11.82	-	12.89
2018	101	14.90	-	17.21	1,694	5.32	1.35	-	2.30	(5.46)	-	(4.55)

	MFS VIT Investors Trust Initial Class
2022	44	25.99	-	34.66	1,357	0.67	1.25	-	1.80	(17.98)	-	(17.52)
2021	46	31.68	-	42.02	1,729	0.63	1.25	-	1.80	24.55	-	25.24
2020	64	25.44	-	33.55	1,864	0.64	1.25	-	1.80	11.84	-	12.45
2019	68	22.74	-	29.84	1,770	0.69	1.25	-	1.80	29.23	-	29.95
2018	74	17.60	-	22.96	1,480	0.72	1.25	-	1.80	(7.18)	-	(6.67)

	MFS VIT Investors Trust Service Class
2022	12	31.01	-	35.12	390	0.39	1.35	-	2.00	(18.34)	-	(17.81)
2021	12	37.97	-	42.73	489	0.41	1.35	-	2.00	23.99	-	24.80
2020	16	30.36	-	34.24	534	0.42	1.35	-	2.05	11.28	-	12.07
2019	19	27.29	-	30.55	566	0.48	1.35	-	2.05	28.57	-	29.48
2018	20	21.22	-	23.60	463	0.47	1.35	-	2.05	(7.64)	-	(6.99)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	MFS VIT Massachusetts Investors Growth Stock Service Class
2022	56	$33.11	-	39.73	$2,136	—%	1.35	-	2.30%	(21.29)	-	(20.53)%
2021	59	42.06	-	49.99	2,827	0.03	1.35	-	2.30	22.79	-	23.96
2020	71	34.26	-	40.33	2,748	0.22	1.35	-	2.30	19.41	-	20.55
2019	84	28.69	-	33.45	2,718	0.33	1.35	-	2.30	36.39	-	37.70
2018	109	21.03	-	24.29	2,574	0.33	1.35	-	2.30	(1.74)	-	(0.79)

	MFS VIT New Discovery Initial Class
2022	111	25.92	-	61.42	4,207	—	1.25	-	1.80	(31.01)	-	(30.63)
2021	110	37.58	-	88.54	5,995	—	1.25	-	1.80	(0.02)	-	0.53
2020	140	37.58	-	88.07	7,404	—	1.25	-	1.80	43.29	-	44.08
2019	154	26.23	-	61.13	5,620	—	1.25	-	1.80	39.17	-	39.94
2018	172	18.85	-	43.68	4,450	—	1.25	-	1.80	(3.24)	-	(2.71)

	MFS VIT New Discovery Service Class
2022	39	28.69	-	34.57	1,293	—	1.35	-	2.05	(31.42)	-	(30.94)
2021	45	41.83	-	50.06	2,151	—	1.35	-	2.05	(0.50)	-	0.20
2020	52	42.04	-	49.96	2,470	—	1.35	-	2.05	42.62	-	43.62
2019	63	29.48	-	34.78	2,125	—	1.35	-	2.05	38.39	-	39.37
2018	78	20.93	-	24.10	1,883	—	1.35	-	2.15	(3.83)	-	(3.05)

	MFS VIT Research Initial Class
2022	23	23.55	-	38.21	763	0.49	1.25	-	1.80	(18.69)	-	(18.24)
2021	27	28.96	-	46.73	1,072	0.54	1.25	-	1.80	22.58	-	23.25
2020	30	23.63	-	37.91	952	0.74	1.25	-	1.80	14.51	-	15.15
2019	34	20.63	-	32.93	960	0.70	1.25	-	1.80	30.58	-	31.30
2018	48	15.80	-	25.08	1,056	0.68	1.25	-	1.80	(6.08)	-	(5.56)

	MFS VIT Total Return Initial Class
2022	145	25.84	-	32.21	4,110	1.68	1.25	-	1.80	(11.19)	-	(10.70)
2021	170	29.10	-	36.08	5,471	1.77	1.25	-	1.80	12.08	-	12.70
2020	207	25.96	-	32.01	5,890	2.29	1.25	-	1.80	7.85	-	8.45
2019	235	24.07	-	29.52	6,198	2.35	1.25	-	1.80	18.24	-	18.89
2018	257	20.36	-	24.83	5,738	2.16	1.25	-	1.80	(7.31)	-	(6.79)

	MFS VIT Total Return Service Class
2022	73	18.20	-	22.48	1,575	1.44	1.35	-	2.45	(12.03)	-	(11.05)
2021	88	20.69	-	25.27	2,141	1.60	1.35	-	2.45	11.07	-	12.30
2020	104	18.63	-	22.50	2,241	2.09	1.35	-	2.45	6.85	-	8.04
2019	113	17.43	-	20.83	2,261	2.11	1.35	-	2.45	17.19	-	18.50
2018	146	14.88	-	17.58	2,487	1.94	1.35	-	2.45	(8.18)	-	(7.15)

	MFS VIT Utilities Service Class
2022	17	38.59	-	44.90	810	2.20	1.35	-	2.05	(1.57)	-	(0.87)
2021	19	39.20	-	45.30	938	1.47	1.35	-	2.05	11.50	-	12.29
2020	23	35.16	-	40.34	1,024	2.17	1.35	-	2.05	3.47	-	4.20
2019	26	33.98	-	38.72	1,102	3.66	1.35	-	2.05	22.26	-	23.12
2018	29	27.30	-	31.45	1,019	0.83	1.35	-	2.15	(1.36)	-	(0.56)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	MFS VIT Value Service Class
2022	28	$31.05	-	35.50	$976	1.14%	1.35	-	2.05%	(8.05)	-	(7.41)%
2021	32	33.77	-	38.34	1,186	1.14	1.35	-	2.05	22.61	-	23.47
2020	37	27.54	-	31.06	1,118	1.36	1.35	-	2.05	1.12	-	1.83
2019	43	27.24	-	30.50	1,268	1.91	1.35	-	2.05	26.87	-	27.76
2018	45	21.47	-	23.87	1,040	1.30	1.35	-	2.05	(12.20)	-	(11.57)

	Morgan Stanley VIF Discovery Class I
2022	16	28.21	-	29.55	472	—	1.40	-	1.60	(63.55)	-	(63.48)
2021	21	77.39	-	80.91	1,681	—	1.40	-	1.60	(12.47)	-	(12.30)
2020	24	88.42	-	92.25	2,193	—	1.40	-	1.60	148.31	-	148.80
2019	30	35.61	-	37.08	1,114	—	1.40	-	1.60	37.89	-	38.16
2018	39	25.83	-	26.84	1,042	—	1.40	-	1.60	8.88	-	9.10

	Morgan Stanley VIF Growth Class I
2022	113	38.24	-	43.65	4,763	—	1.35	-	2.05	(60.88)	-	(60.61)
2021	126	97.76	-	110.82	13,498	—	1.35	-	2.05	(1.94)	-	(1.25)
2020	139	99.70	-	112.22	15,055	—	1.35	-	2.05	112.89	-	114.38
2019	151	46.83	-	52.34	7,651	—	1.35	-	2.05	29.12	-	30.03
2018	171	36.27	-	40.26	6,681	—	1.35	-	2.05	5.33	-	6.08

	Morgan Stanley VIF Growth Class II
2022	12	33.83	-	40.21	461	—	1.35	-	2.25	(61.06)	-	(60.70)
2021	15	86.88	-	102.31	1,468	—	1.35	-	2.25	(2.38)	-	(1.50)
2020	17	89.00	-	103.87	1,666	—	1.35	-	2.25	111.92	-	113.84
2019	76	42.00	-	48.57	3,634	—	1.35	-	2.25	28.53	-	29.69
2018	78	32.68	-	37.45	2,894	—	1.35	-	2.25	4.88	-	5.84

	Morgan Stanley VIF U.S. Real Estate Class II
2022	125	18.99	-	30.41	2,751	0.96	1.35	-	2.30	(28.88)	-	(28.20)
2021	129	26.70	-	42.35	3,964	1.79	1.35	-	2.30	36.25	-	37.56
2020	174	19.60	-	30.79	3,900	2.58	1.35	-	2.30	(19.00)	-	(18.22)
2019	184	24.19	-	37.65	5,046	1.61	1.35	-	2.30	15.96	-	17.07
2018	227	20.86	-	24.09	5,330	2.45	1.35	-	2.30	(10.09)	-	(9.22)

	PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
2022	218	13.62	-	17.86	3,571	1.48	1.25	-	2.30	(12.20)	-	(11.27)
2021	244	15.52	-	20.12	4,521	1.58	1.25	-	2.30	(4.20)	-	(3.17)
2020	253	16.20	-	20.78	4,835	5.86	1.25	-	2.30	3.14	-	4.25
2019	287	15.70	-	19.94	5,285	1.77	1.25	-	2.30	4.56	-	5.68
2018	298	15.02	-	18.87	5,232	1.30	1.25	-	2.30	(0.23)	-	0.85

	PIMCO VIT Real Return Institutional Class
2022	237	12.44	-	15.87	3,412	6.99	1.35	-	2.30	(13.91)	-	(13.09)
2021	273	14.45	-	18.25	4,518	4.93	1.35	-	2.30	3.17	-	4.16
2020	305	14.01	-	17.53	4,856	1.41	1.35	-	2.30	9.16	-	10.21
2019	338	12.83	-	15.90	4,897	1.67	1.35	-	2.30	5.96	-	6.97
2018	379	12.11	-	13.99	5,151	2.47	1.35	-	2.30	(4.46)	-	(3.53)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	PIMCO VIT Total Return Institutional Class
2022	757	$12.49	-	16.86	$12,047	2.59%	1.25	-	2.30%	(16.26)	-	(15.36)%
2021	866	14.92	-	19.93	16,280	1.82	1.25	-	2.30	(3.52)	-	(2.49)
2020	974	15.46	-	20.43	18,750	2.13	1.25	-	2.30	6.17	-	7.30
2019	1,097	14.57	-	19.04	19,773	3.01	1.25	-	2.30	5.88	-	7.01
2018	1,237	13.76	-	17.80	20,882	2.53	1.25	-	2.30	(2.82)	-	(1.77)

	Putnam VT High Yield Class IB
2022	24	21.79	-	24.81	581	5.24	1.35	-	1.95	(13.31)	-	(12.79)
2021	26	25.14	-	28.45	721	4.90	1.35	-	1.95	2.94	-	3.56
2020	30	24.42	-	27.48	802	5.75	1.35	-	1.95	3.16	-	3.79
2019	37	23.67	-	26.47	936	6.25	1.35	-	1.95	12.18	-	12.85
2018	46	20.73	-	23.46	1,051	5.80	1.35	-	2.05	(6.03)	-	(5.37)

	Putnam VT International Value Class IB
2022	56	16.07	-	19.09	1,016	1.95	1.25	-	1.95	(8.61)	-	(7.96)
2021	46	17.59	-	20.74	910	2.05	1.25	-	1.95	12.71	-	13.51
2020	53	15.60	-	18.27	917	2.44	1.25	-	1.95	1.92	-	2.65
2019	57	15.31	-	17.80	962	2.71	1.25	-	1.95	17.89	-	18.73
2018	62	12.99	-	14.99	893	2.16	1.25	-	1.95	(19.22)	-	(18.64)

	Rydex VT Guggenheim Long Short Equity
2022	22	12.71	-	19.61	268	0.49	1.35	-	2.30	(16.34)	-	(15.54)
2021	22	15.20	-	23.21	392	0.65	1.35	-	2.30	20.97	-	22.13
2020	25	12.56	-	19.01	362	0.78	1.35	-	2.30	2.53	-	3.51
2019	30	12.25	-	18.36	425	0.57	1.35	-	2.30	3.13	-	4.11
2018	33	11.88	-	13.72	449	—	1.35	-	2.30	(14.94)	-	(14.12)

	Rydex VT NASDAQ-100®
2022	31	37.91	-	43.17	870	—	1.35	-	1.95	(35.42)	-	(35.03)
2021	31	58.70	-	66.44	1,442	—	1.35	-	1.95	23.11	-	23.85
2020	36	47.68	-	53.65	1,364	0.29	1.35	-	1.95	42.15	-	43.01
2019	39	33.54	-	37.51	1,049	0.13	1.35	-	1.95	34.21	-	35.02
2018	46	24.99	-	27.78	882	—	1.35	-	1.95	(3.73)	-	(3.14)

	T. Rowe Price All-Cap Opportunities
2022	85	37.80	-	52.37	3,893	—	1.25	-	1.80	(22.91)	-	(22.48)
2021	89	49.03	-	67.56	5,263	—	1.25	-	1.80	18.64	-	19.30
2020	115	41.33	-	56.63	5,609	—	1.25	-	1.80	41.80	-	42.58
2019	127	29.15	-	39.72	4,403	0.39	1.25	-	1.80	32.52	-	33.25
2018	149	21.99	-	29.81	3,867	0.17	1.25	-	1.80	(0.66)	-	(0.11)

	T. Rowe Price Blue Chip Growth II
2022	135	28.68	-	35.42	4,606	—	1.35	-	2.45	(40.16)	-	(39.49)
2021	131	47.92	-	58.54	7,371	—	1.35	-	2.45	14.47	-	15.75
2020	156	41.86	-	50.57	7,580	—	1.35	-	2.45	30.66	-	32.11
2019	193	32.04	-	38.28	7,145	—	1.35	-	2.45	26.42	-	27.83
2018	245	25.34	-	29.95	7,096	—	1.35	-	2.45	(0.84)	-	0.27

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	T. Rowe Price Equity Income
2022	183	$34.04	-	41.13	$6,741	1.87%	1.25	-	1.80%	(5.06)	-	(4.54)%
2021	192	35.85	-	43.08	7,453	1.55	1.25	-	1.80	23.31	-	23.99
2020	218	29.07	-	34.75	6,833	2.33	1.25	-	1.80	(0.62)	-	(0.07)
2019	241	29.26	-	34.77	7,620	2.31	1.25	-	1.80	24.14	-	24.83
2018	274	23.57	-	27.86	6,948	1.98	1.25	-	1.80	(11.12)	-	(10.63)

	T. Rowe Price Equity Income II
2022	237	23.93	-	28.71	6,555	1.62	1.35	-	2.30	(5.79)	-	(4.88)
2021	293	25.40	-	30.19	8,519	1.36	1.35	-	2.30	22.36	-	23.53
2020	348	20.76	-	24.44	8,211	2.09	1.35	-	2.30	(1.35)	-	(0.41)
2019	371	21.04	-	24.54	8,803	2.04	1.35	-	2.30	23.16	-	24.34
2018	444	17.08	-	19.73	8,502	1.73	1.35	-	2.30	(11.77)	-	(10.92)

	T. Rowe Price International Stock
2022	160	12.22	-	18.58	2,358	0.78	1.25	-	1.80	(17.31)	-	(16.86)
2021	160	14.78	-	22.35	2,865	0.59	1.25	-	1.80	(0.49)	-	0.06
2020	160	14.85	-	22.33	2,867	0.56	1.25	-	1.80	12.41	-	13.03
2019	176	13.21	-	19.76	2,833	2.48	1.25	-	1.80	25.49	-	26.18
2018	168	10.53	-	15.66	2,121	1.27	1.25	-	1.80	(15.74)	-	(15.28)

	T. Rowe Price Mid-Cap Growth
2022	119	48.62	-	81.35	6,672	—	1.25	-	1.80	(23.96)	-	(23.54)
2021	119	63.94	-	106.40	9,407	—	1.25	-	1.80	12.80	-	13.42
2020	134	56.68	-	93.80	9,288	—	1.25	-	1.80	21.60	-	22.27
2019	144	46.62	-	76.72	8,229	0.13	1.25	-	1.80	28.95	-	29.66
2018	172	36.15	-	59.17	7,624	—	1.25	-	1.80	(3.79)	-	(3.25)

	VanEck VIP Emerging Markets Initial Class Shares
2022	31	20.22	-	24.98	738	0.28	1.35	-	2.45	(26.21)	-	(25.39)
2021	32	27.41	-	33.48	1,013	0.89	1.35	-	2.45	(14.02)	-	(13.06)
2020	33	31.87	-	38.51	1,228	2.02	1.35	-	2.45	14.39	-	15.67
2019	42	27.86	-	33.29	1,356	0.46	1.35	-	2.45	27.42	-	28.83
2018	45	21.87	-	25.84	1,116	0.31	1.35	-	2.45	(25.36)	-	(24.52)

	VanEck VIP Global Resources Initial Class Shares
2022	42	21.89	-	26.26	1,031	1.69	1.35	-	2.30	5.92	-	6.93
2021	46	20.66	-	24.56	1,061	0.42	1.35	-	2.30	16.20	-	17.32
2020	50	17.78	-	20.94	992	0.96	1.35	-	2.30	16.39	-	17.51
2019	52	15.28	-	17.82	887	—	1.35	-	2.30	9.31	-	10.36
2018	68	13.98	-	16.14	1,051	—	1.35	-	2.30	(29.93)	-	(29.25)